UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10303

Buffalo Funds

(Exact name of registrant as specified in charter)

5420 W. 61st Place

Shawnee Mission, KS 66205

(Address of principal executive offices) (Zip code)

Kent W. Gasaway

5420 W. 61st Place

Shawnee Mission, KS 66205

(Name and address of agent for service)

(913) 384-1513

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period: September 30, 2013

Updated August 1, 2011

Item 1. Reports to Stockholders.

Semi-Annual *Report*

Buffalo ***Funds***

September 30, 2013

    Message to Our Shareholders

W

e are still scratching our head on the Fed’s decision not to cut bond purchases. Evidence continues to build that the U.S. economy is strengthening. The Conference Board Leading Economic Index (LEI) showed particular strength in July and August. The LEI is made up of 10 components that over time have been a good predictor of both recessions and periods of varying levels of positive Gross Domestic Product (GDP) growth (generally with a 3 month lag).

If we are correct on the US economy, the recent decline in Treasury bond rates may be short lived. A decision by the Fed to begin tapering their bond purchases before year-end would likely surprise the market and may lead to a sharp rise in long-term rates. It’s our opinion that we would not be surprised to see the 10 year Treasury yield approach 3.5%. Such an increase in rates would likely be accompanied by a shortterm correction in the stock market as well. Given the reasonable valuation of the overall market, we would expect any correction to be modest. However, certain names and parts of the market look more vulnerable to larger declines.

A perfect storm of weakening international growth, still modest U.S. growth and hedge funds attempting to catch up with the major indexes has driven certain fast growing, secular growth stocks to valuations not seen since the 1998-00 tech boom. The growth prospects for these companies are bright and in some cases their business models are very high margin and highly recurring, but one can argue it is now a game of musical chairs with these names. Greed and desperation are driving these stocks (and many others like them) to valuations that reflect very aggressive (and possibly unattainable) growth far into the future. Another sign of excess is the red hot market for initial public offerings (IPOs). Numerous names have been 30-40X over-subscribed (more demand than available supply) and many have subsequently soared over 100% in price in their first day of trading.

When will this pattern of piling into a narrow list of select growth names end and what will be the catalyst? We believe it has much to do with actions by the Federal Reserve and investor perception of the U.S. economy. As long as the Fed remains in an aggressive easing mode (near zero short rates and very large monthly purchases of mortgage and Treasury securities), investors are likely to perceive that future prospects for the economy are lackluster. This appears to favor more of the same stock buying patterns.

As soon as the Fed actually begins tapering their bond purchases, the perception on the economy should improve and the market could begin favoring a broader swath of companies. Given that hedge funds reset their performance at the beginning of each year, a sizable rotation into more reasonably valued stocks could occur around year-end. After a correction and amidst a mild rotation we still see a good environment for stocks in 2014 and beyond. We see the market going to new highs as earnings prospects improve with a stronger U.S. economy, as Europe becomes less of a drag and interest rates and inflation still remain historically low. Also, sometime in 2014, we believe it is a possibility that investors begin to embrace the possibility of a very elongated economic up-cycle with low inflation. This could lead to higher valuation for the overall stock market.

Sincerely,

Kent W. Gasaway

President

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The Prospectus contains this and other important information about the investment company, and it may be obtained by calling 1-800-49-BUFFALO or visiting www.buffalofunds.com. Read it carefully before investing.

Past performance does not guarantee future results. Mutual fund investing involves risk. Principal loss is possible.

The opinions expressed above are those of the author, are subject to change and are not guaranteed and should not be considered investment advice.

The Buffalo Funds are distributed by Quasar Distributors, LLC.

    Investment Results

Total Returns as of September 30, 2013 (Unaudited)

			AVERAGE ANNUAL
	GROSS EXPENSE RATIO*	SIX MONTHS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION

Buffalo Discovery Fund (inception date 4/16/01)	1.02%	16.86%	25.49%	17.18%	11.74%	8.23%
Russell 3000 Growth Index	N/A	10.86%	20.30%	12.16%	7.99%	4.89%
Lipper Multi-Cap Growth Index	N/A	13.13%	24.08%	11.94%	8.29%	4.68%

Buffalo Dividend Focus Fund (inception date 12/03/12)	1.62%	7.77%	N/A	N/A	N/A	13.86%**
S&P 500 Index	N/A	8.31%	N/A	N/A	N/A	21.46%**

Buffalo Emerging Opportunities Fund*** (inception date 5/21/04)	1.51%	30.81%	43.55%	20.44%	N/A	9.43%
Russell 2000 Growth Index****	N/A	17.02%	33.07%	13.17%	N/A	9.38%
Lipper Small-Cap Growth Funds Index	N/A	17.03%	30.91%	13.16%	N/A	8.44%

Buffalo Flexible Income Fund (inception date 8/12/94)	1.04%	3.07%	10.99%	9.30%	8.72%	7.56%
S&P 500 Index	N/A	8.31%	19.34%	10.02%	7.57%	9.04%
Lipper Mixed-Asset Target Allocation Moderate Funds Index	N/A	3.93%	10.92%	7.63%	6.01%	7.09%

Buffalo Growth Fund (inception date 5/19/95)	0.92%	15.48%	24.60%	11.84%	8.98%	9.77%
Russell 1000 Growth Index	N/A	10.34%	19.27%	12.07%	7.82%	7.84%
Lipper Large Cap Growth Fund Index	N/A	13.04%	21.31%	10.84%	7.02%	6.90%

Buffalo High Yield Fund (inception date 5/19/95)	1.03%	3.66%	8.67%	10.84%	7.01%	7.86%
Bank of America Merrill Lynch U.S. High Yield Master II Index	N/A	0.87%	7.08%	13.35%	8.71%	7.69%
Lipper High Yield Bond Funds Index	N/A	0.95%	7.44%	11.00%	7.42%	6.26%

Buffalo International Fund (inception date 9/28/07)	1.10%	6.23%	17.16%	8.66%	N/A	2.02%
MSCI AC World (ex USA) Index	N/A	6.66%	16.48%	6.26%	N/A	-0.96%
Lipper International Funds Index	N/A	10.08%	21.91%	6.76%	N/A	-0.32%

Buffalo Large Cap Fund (inception date 5/19/95)	0.98%	12.47%	26.60%	11.70%	6.86%	8.58%
Russell 1000 Growth Index	N/A	10.34%	19.27%	12.07%	7.82%	7.84%
Lipper Large-Cap Growth Funds Index	N/A	13.04%	21.31%	10.84%	7.02%	6.90%

Buffalo Mid Cap Fund (inception date 12/17/01)	1.02%	14.05%	26.42%	13.10%	9.75%	8.12%
Russell Midcap Growth Index	N/A	12.48%	27.54%	13.92%	10.16%	7.95%
Lipper Mid-Cap Growth Funds Index	N/A	12.72%	26.84%	12.30%	9.74%	7.14%

Buffalo Small Cap Fund (inception date 4/14/98)	1.01%	22.53%	37.05%	15.05%	11.34%	13.10%
Russell 2000 Growth Index	N/A	17.02%	33.07%	13.17%	9.85%	5.02%
Lipper Small-Cap Growth Funds Index	N/A	17.03%	30.91%	13.16%	8.70%	6.07%

*	As reported in the Funds’ Prospectus dated June 3, 2013, except for for the Buffalo Dividend Focus Fund, with a propsectus dated 12/3/2013.
**	Cumulative since inception dated 12/3/2012.
***	Effective June 3, 2013, the Fund name was changes to Buffalo Emerging Opportunities Fund. Prior to June 3, 2013, the Fund was known as the Buffalo Micro Cap Fund
****

The Russell 2000® Growth Index replaced the Russell Microcap® Growth Index as the primary benchmark index for the Fund in connection with the changes to the Fund’s name and principal investment strategies.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current of the most recent month-end may be obtained by calling 1-800-49-BUFFALO or by visiting the website at www.buffalofunds.com.
The Buffalo Discovery, Dividend Focus, Flexible Income, International, Large Cap, Mid Cap, and Growth Funds impose a 2.00% redemption fee on shares held for less than 60 days and the Buffalo High Yield, Emerging Opportunities and Small Cap Funds impose a 2.00% redemption fee on shares held less than 180 days.

The Funds’ returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. The benchmark returns shown, excluding the Lipper Indices, reflect the reinvestment of dividends and capital gains but do not reflect the deduction of any investment management fees, other expenses or taxes. The performance of the Lipper Indices is presented net of the Funds’ fees and expenses; however, applicable sales charges are not taken into consideration. One cannot invest directly in an index.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi-Cap Growth Funds Index is an unmanaged index that reflects the net asset value weighted return of 30 of the largest multi-cap growth funds tracked by Lipper. Its returns include net reinvested dividends. The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an average of funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average. The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification. Bank of America Merrill Lynch High Yield Master Index II tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Lipper High Yield Bond Funds Index is a widely recognized index of the 30 largest mutual funds that invest primarily in high yield bonds. The MSCI AC World (ex U.S.) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. The Lipper International Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper International classifications. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Mid-Cap classification. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification.

Please refer to the prospectus for special risks associated with investing in the Buffalo Funds, including, but not limited to, risks involved with investments in science and technology, foreign, debt, lower- or non-rated securities and smaller companies.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of fund holdings.

    Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs (including redemption fees) and (2) ongoing costs, including management fees and other Fund specific expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/13 – 9/30/13).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Buffalo Flexible Income, Dividend Focus, International, Large Cap, Mid Cap, Discovery and Growth Funds within 60 days of purchase. The Buffalo High Yield, Emerging Opportunities and Small Cap Funds will charge a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares within 180 days of purchase. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the examples below. The examples below include management fees, registration fees and other expenses. However, the examples below do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in our Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BUFFALO DISCOVERY FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2013	ENDING ACCOUNT VALUE SEPTEMBER 30, 2013	EXPENSES PAID DURING PERIOD APRIL 1, 2013 - SEPTEMBER 30, 2013*
Actual	$1,000.00	$1,168.60	$5.49
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$5.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO DIVIDEND FOCUS FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2013	ENDING ACCOUNT VALUE SEPTEMBER 30, 2013	EXPENSES PAID DURING PERIOD APRIL 1, 2013 - SEPTEMBER 30, 2013*
Actual	$1,000.00	$1,077.70	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,015.47	$4.85

*	Expenses are equal to the Fund’s annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO EMERGING OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2013	ENDING ACCOUNT VALUE SEPTEMBER 30, 2013	EXPENSES PAID DURING PERIOD APRIL 1, 2013 - SEPTEMBER 30, 2013*
Actual	$1,000.00	$1,308.10	$8.51
Hypothetical (5% return before expenses)	$1,000.00	$1,010.37	$7.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO FLEXIBLE INCOME FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2013	ENDING ACCOUNT VALUE SEPTEMBER 30, 2013	EXPENSES PAID DURING PERIOD APRIL 1, 2013 - SEPTEMBER 30, 2013*
Actual	$1,000.00	$1,030.70	$5.14
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$5.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO GROWTH FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2013	ENDING ACCOUNT VALUE SEPTEMBER 30, 2013	EXPENSES PAID DURING PERIOD APRIL 1, 2013 - SEPTEMBER 30, 2013*
Actual	$1,000.00	$1,154.80	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$4.60

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO HIGH YIELD FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2013	ENDING ACCOUNT VALUE SEPTEMBER 30, 2013	EXPENSES PAID DURING PERIOD APRIL 1, 2013 - SEPTEMBER 30, 2013*
Actual	$1,000.00	$1,036.60	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$5.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2013	ENDING ACCOUNT VALUE SEPTEMBER 30, 2013	EXPENSES PAID DURING PERIOD APRIL 1, 2013 - SEPTEMBER 30, 2013*
Actual	$1,000.00	$1,062.30	$5.53
Hypothetical (5% return before expenses)	$1,000.00	$1,014.37	$5.40

*	Expenses are equal to the Fund’s annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO LARGE CAP FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2013	ENDING ACCOUNT VALUE SEPTEMBER 30, 2013	EXPENSES PAID DURING PERIOD APRIL 1, 2013 - SEPTEMBER 30, 2013*
Actual	$1,000.00	$1,124.70	$5.22
Hypothetical (5% return before expenses)	$1,000.00	$1,015.27	$4.95

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO MID CAP FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2013	ENDING ACCOUNT VALUE SEPTEMBER 30, 2013	EXPENSES PAID DURING PERIOD APRIL 1, 2013 - SEPTEMBER 30, 2013*
Actual	$1,000.00	$1,140.50	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$5.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO SMALL CAP FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2013	ENDING ACCOUNT VALUE SEPTEMBER 30, 2013	EXPENSES PAID DURING PERIOD APRIL 1, 2013 - SEPTEMBER 30, 2013*
Actual	$1,000.00	$1,225.30	$5.58
Hypothetical (5% return before expenses)	$1,000.00	$1,015.07	$5.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

    Allocation of Portfolio Holdings

Percentages represent market value as a percentage of investments as of September 30, 2013

BUFFALO DISCOVERY FUND

Information Technology	38.96%
Health Care	27.52%
Industrials	11.66%
Energy	5.86%
Consumer Discretionary	5.14%
Materials	4.10%
Consumer Staples	2.51%
Financials	2.39%
Short-Term Investments	1.86%

100.00%

BUFFALO DIVIDEND FOCUS FUND

Short-Term Investments	15.56%
Energy	14.45%
Information Technology	12.36%
Industrials	12.09%
Consumer Staples	11.34%
Health Care	10.82%
Financials	8.09%
Consumer Discretionary	4.35%
Materials	4.03%
Telecommunication Services	3.86%
Utilities	3.05%

100.00%

BUFFALO EMERGING OPPORTUNITIES FUND

Information Technology	45.01%
Health Care	17.03%
Industrials	12.19%
Short-Term Investments	9.03%
Consumer Discretionary	8.18%
Materials	2.60%
Consumer Staples	2.06%
Telecommunication Services	1.96%
Financials	1.94%

100.00%

BUFFALO FLEXIBLE INCOME FUND

Common Stocks	51.98%
Short-Term Investments	22.70%
Corporate Bonds	17.79%
Convertible Bonds	6.48%
REITS	1.05%

100.00%

BUFFALO GROWTH FUND

Information Technology	28.86%
Industrials	17.75%
Consumer Discretionary	12.35%
Health Care	10.92%
Financials	10.27%
Energy	5.72%
Consumer Staples	4.98%
Materials	4.78%
Short-Term Investments	4.37%

100.00%

BUFFALO HIGH YIELD FUND

Corporate Bonds	53.88%
Short-Term Investments	21.12%
Convertible Bonds	17.37%
Common Stocks	4.22%
Convertible Preferred Stocks	2.15%
Preffered Stocks	1.26%

100.00%

BUFFALO INTERNATIONAL FUND

Europe	64.01%
Asia	19.23%
The Americas	8.20%
Short-Term Investments	8.19%
Middle East	0.37%

100.00%

BUFFALO LARGE CAP FUND

Information Technology	25.69%
Health Care	14.31%
Consumer Discretionary	14.07%
Financials	12.92%
Industrials	12.41%
Energy	6.22%
Consumer Staples	5.16%
Short-Term Investments	4.73%
Materials	4.49%

100.00%

BUFFALO MID CAP FUND

Information Technology	23.19%
Consumer Discretionary	21.01%
Financials	17.92%
Industrials	17.47%
Health Care	9.48%
Short-Term Investments	4.10%
Energy	3.38%
Materials	2.20%
Consumer Staples	1.25%

100.00%

BUFFALO SMALL CAP FUND

Information Technology	32.62%
Consumer Discretionary	17.52%
Industrials	17.03%
Health Care	13.49%
Financials	12.32%
Consumer Staples	2.62%
Short-Term Investments	2.41%
Energy	1.99%

100.00%

    Buffalo Discovery Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 98.23%
CONSUMER DISCRETIONARY — 5.14%
	Auto Components — 1.46%
79,400	BorgWarner, Inc.(a)	$8,050,366

	Media — 1.29%
282,300	Pandora Media Inc.(a)	7,094,199

	Specialty Retail — 2.39%
89,900	Vitamin Shoppe, Inc.(a)	3,933,125
164,300	Williams-Sonoma, Inc.	9,233,660

		13,166,785
	Total Consumer Discretionary (Cost $20,073,981)	28,311,350

CONSUMER STAPLES — 2.51%
	Food & Staples Retailing — 2.51%
118,400	The Fresh Market, Inc.(a)	5,601,504
140,400	Whole Foods Market, Inc.	8,213,400
	Total Consumer Staples (Cost $10,912,093)	13,814,904

ENERGY — 5.87%
	Energy Equipment & Services — 5.87%
203,500	Baker Hughes, Inc.	9,991,850
142,936	CARBO Ceramics, Inc.	14,166,387
301,400	Forum Energy Technologies Inc.(a)	8,140,814
	Total Energy (Cost $28,347,744)	32,299,051

FINANCIALS — 2.39%
	Capital Markets — 1.31%
120,800	Financial Engines Inc.(a)	7,180,352

	Diversified Financial Services — 1.08%
32,900	IntercontinentalExchange Inc.(a)	5,968,718
	Total Financials (Cost $7,451,018)	13,149,070

HEALTH CARE — 27.54%
	Biotechnology — 5.12%
44,625	Agios Pharmaceuticals, Inc.(a)	1,247,715
147,100	Cepheid, Inc.(a)	5,742,784
632,125	Dyax Corp.(a)	4,336,378
172,500	Gilead Sciences, Inc.(a)	10,839,900
127,800	Sarepta Therapeutics, Inc.(a)	6,035,994

		28,202,771

	Health Care Equipment & Services — 1.28%
248,000	Quidel Corp.(a)	7,043,200

	Health Care Equipment & Supplies — 6.74%
1,416,200	Accuray Inc.(a)	10,465,718
339,808	Align Technology, Inc.(a)	16,351,560
92,463	Baxter International Inc.	6,073,894
116,300	Insulet Corp.(a)	4,214,712

		37,105,884

	Health Care Technology — 1.52%
77,050	athenahealth Inc.(a)	8,364,548

    Buffalo Discovery Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE (Continued)
	Life Sciences Tools & Services — 5.16%
123,300	Agilent Technologies, Inc.	$6,319,125
164,200	Charles River Laboratories International, Inc.(a)	7,595,892
64,100	Illumina, Inc.(a)	5,181,203
246,050	PerkinElmer, Inc.	9,288,388

		28,384,608

	Pharmaceuticals — 7.73%
428,000	Akorn, Inc.(a)	8,423,040
74,900	Allergan, Inc.	6,774,705
101,605	Eli Lilly & Co.	5,113,780
343,900	Hospira, Inc.(a)	13,487,758
383,100	Warner Chilcott PLC — Class A(b)	8,753,835

		42,553,118
	Total Health Care (Cost $97,835,109)	151,654,129

INDUSTRIALS — 11.67%
	Aerospace & Defense — 0.76%
107,600	Hexcel Corp.(a)	4,174,880

	Air Freight & Logistics — 1.14%
105,200	C.H. Robinson Worldwide, Inc.	6,265,712

	Commercial Services & Supplies — 2.21%
251,300	Healthcare Services Group, Inc.	6,473,488
49,000	Stericycle, Inc.(a)	5,654,600

		12,128,088

	Construction & Engineering — 1.31%
263,600	Quanta Services, Inc.(a)	7,251,636

	Electrical Equipment — 1.18%
49,100	Roper Industries, Inc.	6,523,917

	Electronic Equipment, Instruments & Components — 1.05%
62,600	Acuity Brands, Inc.	5,760,452

	Machinery — 3.01%
134,925	Chart Industries, Inc.(a)	16,601,172

	Professional Services — 1.01%
93,400	The Advisory Board Co.(a)	5,555,432
	Total Industrials (Cost $41,690,706)	64,261,289

INFORMATION TECHNOLOGY — 39.00%
	Communications Equipment — 8.11%
338,000	ADTRAN, Inc.	9,004,320
375,307	Aruba Networks Inc.(a)	6,245,108
123,200	F5 Networks, Inc.(a)	10,565,632
521,500	Juniper Networks, Inc.(a)	10,356,990
126,100	QUALCOMM Inc.	8,494,096

		44,666,146

	Computers & Peripherals — 6.11%
28,200	Apple Inc.	13,444,350
285,400	EMC Corp.(a)	7,294,824
358,600	Fusion-io, Inc.(a)	4,801,654
190,200	NetApp, Inc.(a)	8,106,324

		33,647,152

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	Electronic Equipment, Instruments & Components — 2.84%
178,104	FARO Technologies, Inc.(a)	$7,510,646
263,300	National Instruments Corp.	8,143,869

		15,654,515

	Internet Software & Services — 5.43%
150,013	Akamai Technologies, Inc.(a)	7,755,672
313,775	Facebook Inc.(a)	15,764,056
7,300	Google Inc. — Class A(a)	6,394,143

		29,913,871

	IT Services — 3.63%
167,066	NeuStar, Inc.(a)	8,266,426
439,000	ServiceSource International Inc.(a)	5,303,120
116,000	Teradata Corp(a)	6,431,040

		20,000,586

	Semiconductors & Semiconductor Equipment — 2.43%
286,900	Broadcom Corp. — Class A	7,462,269
196,800	Semtech Corp.(a)	5,902,032

		13,364,301

	Software — 10.45%
111,100	ACI Worldwide, Inc.(a)	6,006,066
31,000	ANSYS, Inc.(a)	2,682,120
244,800	BroadSoft Inc.(a)	8,820,144
116,391	Citrix Systems, Inc.(a)	8,218,369
559,700	Fortinet Inc.(a)	11,339,521
147,000	MICROS Systems, Inc.(a)	7,341,180
153,400	Red Hat, Inc.(a)	7,077,876
74,200	VMware, Inc.(a)	6,002,780

		57,488,056
	Total Information Technology (Cost $165,296,065)	214,734,627

MATERIALS — 4.11%
	Chemicals — 4.11%
75,000	Ecolab Inc.	7,407,000
76,800	FMC Corp.	5,508,096
92,900	Monsanto Co.	9,695,973
	Total Materials (Cost $13,741,238)	22,611,069

TOTAL COMMON STOCKS		540,835,489
(COST $385,347,954)

SHORT TERM INVESTMENTS — 1.86%
INVESTMENT COMPANY — 1.86%
10,251,137	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	10,251,137
	Total Investment Company	10,251,137

TOTAL SHORT TERM INVESTMENTS		10,251,137
(COST $10,251,137)

TOTAL INVESTMENTS — 100.09%		551,086,626
(COST $395,599,091)

Liabilities in Excess of Other Assets — (0.09)%		(497,802)

TOTAL NET ASSETS — 100.00%		$550,588,824

    Buffalo Discovery Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

PLC — Public Limited Company

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $8,753,835 (1.59% of net assets) at September 30, 2013.
(c)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Dividend Focus Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 83.03%
CONSUMER DISCRETIONARY — 4.28%
	Hotels, Restaurants & Leisure — 3.24%
1,300	Las Vegas Sands Corp.	$86,346
3,000	McDonald’s Corp.	288,630
600	Wynn Resorts Ltd.	94,806

		469,782

	Media — 1.04%
3,350	Comcast Corp.	151,253
	Total Consumer Discretionary (Cost $561,042)	621,035

CONSUMER STAPLES — 11.15%
	Beverages — 1.83%
7,000	The Coca Cola Co.	265,160

	Food Products — 5.55%
4,700	General Mills, Inc.	225,224
4,900	Kraft Foods Group, Inc. — Class A	256,956
12,200	Pinnacle Foods Inc.(a)	322,934

		805,114

	Household Products — 3.77%
3,000	The Clorox Co.	245,160
4,000	The Procter & Gamble Co.	302,360

		547,520
	Total Consumer Staples (Cost $1,449,556)	1,617,794

ENERGY — 14.21%
	Energy Equipment & Services — 3.88%
5,300	Franks International NV.(a)(b)	158,629
4,050	National Oilwell Varco Inc.	316,346
1,000	Schlumberger Ltd.(b)	88,360

		563,335

	Oil, Gas & Consumable Fuels — 10.33%
3,100	Access Midstream Partners LP.	149,761
4,600	EQT Midstream Partners LP.	226,457
3,150	HollyFrontier Corp.	132,647
2,200	Occidental Petroleum Corp.	205,788
5,000	Phillips 66 Partners LP.(a)	153,800
10,000	QEP Midstream Partners LP.(a)	226,399
4,150	Western Gas Equity Partners LP.	154,339
12,500	World Point Terminals LP.(a)	250,000

		1,499,191
	Total Energy (Cost $1,860,745)	2,062,526

FINANCIALS — 7.96%
	Capital Markets — 0.65%
350	BlackRock, Inc.	94,717

	Commercial Banks — 1.48%
5,150	Wells Fargo & Co.	212,798

	Consumer Finance — 0.99%
2,100	Capital One Financial Corp.	144,354

    Buffalo Dividend Focus Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

FINANCIALS (Continued)
	Diversified Financial Services — 3.04%
1,400	Berkshire Hathaway Inc.(a)	$158,914
1,300	CME Group Inc.	96,044
3,600	JPMorgan Chase & Co.	186,084

		414,042

	Insurance — 1.80%
6,000	Arthur J. Gallagher & Co.	261,900
	Total Financials (Cost $1,085,854)	1,154,811

HEALTH CARE — 10.64%
	Health Care Providers & Services — 0.67%
1,900	Landauer, Inc.	97,375

	Pharmaceuticals — 9.97%
6,000	GlaxoSmithKline PLC — ADR(b)	301,020
4,000	Johnson & Johnson	346,759
6,000	Merck & Co., Inc.	285,660
3,350	Novartis AG. — ADR(b)	256,979
5,050	Sanofi — ADR(b)	255,682

		1,446,100
	Total Health Care (Cost $1,440,717)	1,543,475

INDUSTRIALS — 11.88%
	Aerospace & Defense — 2.16%
20,000	Exelis Inc.	314,200

	Air Freight & Logistics — 1.05%
2,550	C.H. Robinson Worldwide, Inc.	151,878

	Commercial Services & Supplies — 3.92%
10,000	Pitney Bowes Inc.	181,900
3,000	Republic Services, Inc.	100,080
7,000	Waste Management, Inc.	288,680

		570,660

	Electrical Equipment Instruments & Components — 0.41%
2,500	ABB Ltd. — ADR(b)	58,975

	Industrial Conglomerates — 2.47%
15,000	General Electric Co.	358,350

	Road & Rail — 1.87%
3,500	Norfolk Southern Corp.	270,725
	Total Industrials (Cost $1,468,999)	1,724,788

INFORMATION TECHNOLOGY — 12.15%
	Communications Equipment — 2.05%
4,350	Cisco Systems, Inc.	101,877
2,900	QUALCOM, Inc.	195,344

		297,221

	Computers & Peripherals — 2.23%
680	Apple Inc.	324,190

	IT Services — 1.54%
5,500	Paychex, Inc.	223,520

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	Semiconductors & Semiconductor Equipment — 3.39%
6,550	Broadcom Corp. — Class A	$170,366
14,000	Intel Corp.	320,879

		491,245

	Software — 2.94%
7,300	Microsoft Corp.	243,163
5,550	Oracle Corp.	184,094

		427,257
	Total Information Technology (Cost $1,602,826)	1,763,433

MATERIALS — 3.97%
	Chemicals — 2.13%
1,600	Ashland Inc.	147,968
2,200	LyondellBasell Industries NV(b)	161,106

		309,074

	Containers & Packaging — 1.02%
3,850	MeadWestvaco Corp.	147,763

	Metals & Mining — 0.82%
5,000	SunCoke Energy Partners LP.(a)	119,000
	Total Materials (Cost $504,790)	575,837

TELECOMMUNICATION SERVICES — 3.79%
	Diversified Telecommunications — 3.79%
8,000	AT&T Inc.	270,560
6,000	Verizon Communications Inc.	279,960
	Total Telecommunication Services (Cost $537,623)	550,520

UTILITIES — 3.00%
	Electric Utilities — 2.23%
6,000	Exelon Corp.	177,840
4,800	NRG Yield, Inc.(a)	145,392

		323,232

	Gas Utilities — 0.77%
5,000	Questar Corp.	112,450
	Total Utilities (Cost $433,436)	435,682

TOTAL COMMON STOCKS		12,049,901
(COST $10,945,588)

REITS — 0.73%
FINANCIALS — 0.73%
	Real Estate Investment Trusts (REITs) — 0.73%
2,000	Digital Realty Trust, Inc.	106,200
	Total Financials (Cost $126,197)	106,200

TOTAL REITS		106,200
(COST $126,197)

    Buffalo Dividend Focus Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

SHORT TERM INVESTMENTS — 15.31%
INVESTMENT COMPANIES — 15.31%
1,300,000	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	$1,300,000
921,570	The STIT-Treasury Portfolio — 0.02%(c)	921,570
	Total Investment Companies	2,221,570

TOTAL SHORT TERM INVESTMENTS		2,221,570
(COST $2,221,570)

TOTAL INVESTMENTS — 99.07%		14,377,671
(COST $13,293,355)

Other Assets in Excess of Liabilities — 0.93%		135,483

TOTAL NET ASSETS — 100.00%		$14,513,154

ADR — American Depository Receipt

(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securites amounted to $1,280,750 (8.82% of net assets) at September 30, 2013.
(c)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Emerging Opportunities Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 90.61%
CONSUMER DISCRETIONARY — 8.15%
	Diversified Consumer Services — 1.95%
430,900	LifeLock, Inc.(a)	$6,390,247

	Hotels, Restaurants & Leisure — 0.07%
10,000	SHFL Entertainment, Inc.(a)	230,000

	Household Durables — 2.99%
138,000	iRobot Corp.(a)	5,198,460
314,000	TRI Pointe Homes, Inc.(a)	4,609,520

		9,807,980

	Leisure Equipment & Products — 1.05%
282,700	Black Diamond, Inc.(a)	3,437,632

	Textiles, Apparel & Luxury Goods — 2.09%
100,700	Oxford Industries, Inc.	6,845,586
	Total Consumer Discretionary (Cost $21,847,728)	26,711,445

CONSUMER STAPLES — 2.05%
	Food Products — 2.05%
419,700	Boulder Brands, Inc.(a)	6,731,988
	Total Consumer Staples (Cost $5,089,468)	6,731,988

FINANCIALS — 1.93%
	Diversified Financial Services — 1.93%
105,400	MarketAxess Holdings, Inc.	6,328,216
	Total Financials (Cost $3,149,980)	6,328,216

HEALTH CARE — 16.96%
	Biotechnology — 1.01%
61,500	Agios Pharmaceuticals, Inc.(a)	1,719,540
40,000	Foundation Medicine, Inc.(a)	1,585,600

		3,305,140

	Health Care Equipment & Services — 1.68%
194,300	Quidel Corp.(a)	5,518,120

	Health Care Equipment & Supplies — 8.71%
127,000	Abaxis, Inc.	5,346,700
760,800	Accuray Inc.(a)	5,622,312
67,000	Align Technology, Inc.(a)	3,224,040
82,100	ICU Medical, Inc.(a)	5,577,053
201,625	Meridian Bioscience, Inc.	4,768,431
66,450	Neogen Corp.(a)	4,034,844

		28,573,380

	Health Care Providers & Services — 1.05%
182,341	National Research Corp.(a)(c)	3,433,481

	Health Care Technology — 4.51%
120,600	HealthStream, Inc.(a)	4,568,328
36,600	Medidata Solutions, Inc.(a)	3,620,838
278,300	Omnicell, Inc.(a)	6,590,144

		14,779,310
	Total Health Care (Cost $41,875,470)	55,609,431

    Buffalo Emerging Opportunities Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INDUSTRIALS — 12.14%
	Building Products — 1.49%
165,000	Apogee Enterprises, Inc.	$4,897,200

	Commercial Services & Supplies — 1.04%
190,100	Heritage-Crystal Clean, Inc.(a)	3,425,602

	Construction & Engineering — 1.71%
231,100	MYR Group Inc.(a)	5,615,730

	Electrical Equipment — 2.99%
80,748	Power Solutions International, Inc.(a)	4,773,822
216,900	Thermon Group Holdings Inc.(a)	5,012,559

		9,786,381

	Machinery — 1.79%
76,700	Proto Labs, Inc.(a)	5,859,113

	Professional Services — 3.12%
59,200	Exponent, Inc.(a)	4,252,928
118,500	WageWorks, Inc.(a)	5,978,325

		10,231,253
	Total Industrials (Cost $31,118,704)	39,815,279

INFORMATION TECHNOLOGY — 44.84%
	Communications Equipment — 4.37%
277,300	EXFO, Inc.(a)(b)(c)	1,530,696
361,400	Procera Networks, Inc.(a)	5,598,086
427,000	Ruckus Wireless Inc.(a)	7,186,410

		14,315,192

	Computers & Peripherals — 0.94%
30,400	Stratasys Ltd.(a)(b)	3,078,304

	Electronic Equipment, Instruments & Components — 3.56%
256,000	DTS, Inc.(a)	5,376,000
73,590	Electro Scientific Industries, Inc.	861,739
128,514	FARO Technologies, Inc.(a)	5,419,435

		11,657,174

	Internet Software & Services — 15.96%
100,000	Benefitfocus, Inc.(a)	4,916,000
182,400	comScore Inc.(a)	5,284,128
126,600	Cornerstone OnDemand, Inc.(a)	6,512,304
142,801	E2open, Inc.(a)	3,198,742
122,000	Envestnet, Inc.(a)	3,782,000
810,200	Internap Network Services Corp.(a)	5,630,890
231,500	LogMeIn, Inc.(a)	7,188,075
198,700	SciQuest, Inc.(a)	4,462,802
91,600	SPS Commerce Inc.(a)	6,129,872
15,000	Xoom Corp.(a)	477,150
973,100	Zix Corp.(a)	4,758,459

		52,340,422

	Semiconductors & Semiconductor Equipment — 2.73%
64,311	NVE Corp.(a)	3,282,433
266,450	PDF Solutions, Inc.(a)	5,662,063

		8,944,496

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	Software — 17.28%
51,100	ACI Worldwide, Inc.(a)	$2,762,466
119,500	Bottomline Techologies, Inc.(a)	3,331,660
294,500	Cyan, Inc.(a)	2,959,725
183,500	Ellie Mae, Inc.(a)	5,873,835
172,700	Exa Corp.(a)	2,675,123
118,900	FleetMatics Group PLC(a)(b)	4,464,695
52,800	Guidewire Software Inc.(a)	2,487,408
121,400	Imperva Inc.(a)	5,101,228
786,600	Mitek Systems, Inc.(a)	4,074,588
195,528	Proofpoint, Inc.(a)	6,280,359
201,400	PROS Holdings, Inc.(a)	6,885,867
133,000	Synchronoss Technologies, Inc.(a)	5,061,980
198,433	Tangoe, Inc.(a)	4,734,611

		56,693,545
	Total Information Technology (Cost $117,882,848)	147,029,133

MATERIALS — 2.59%
	Chemicals — 1.06%
206,000	Marrone Bio Innovations, Inc.(a)	3,471,100

	Metals & Mining — 1.53%
403,200	Horsehead Holding Corp.(a)	5,023,872
	Total Materials (Cost $7,297,085)	8,494,972

TELECOMMUNICATION SERVICES — 1.95%
	Diversified Telecommunication Services — 1.40%
457,400	8x8, Inc.(a)	4,606,018

	Wireless Telecommunication Services — 0.55%
100,000	RingCentral, Inc.(a)	1,802,000
	Total Telecommunication Services (Cost $4,727,828)	6,408,018

TOTAL COMMON STOCKS		297,128,482
(COST $232,989,111)

SHORT TERM INVESTMENTS — 9.00%
INVESTMENT COMPANIES — 9.00%
29,000,000	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(d)	29,000,000
499,968	The STIT-Treasury Portfolio — 0.02%(d)	499,968
	Total Investment Companies	29,499,968

TOTAL SHORT TERM INVESTMENTS		29,499,968
(COST $29,499,968)

TOTAL INVESTMENTS — 99.61%		326,628,450
(COST $262,489,079)

Other Assets in Excess of Liabilities — 0.39%		1,270,049

TOTAL NET ASSETS — 100.00%		$327,898,499

    Buffalo Emerging Opportunities Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

PLC — Public Limited Company

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $9,073,695 (2.77% of net assets) at September 30, 2013.
(c)	Portion of this security deemed illiquid. The total value of these securities amounted to $1,737,862 (0.53% of net assets) at September 30, 2013.
(d)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 51.59%
CONSUMER DISCRETIONARY — 1.51%
	Hotels, Restaurants & Leisure — 1.42%
175,000	McDonald’s Corp.	$16,836,750

	Media — 0.09%
30,000	Lions Gate Entertainment Corp.(a)(e)(g)	1,051,500
	Total Consumer Discretionary (Cost $16,242,276)	17,888,250

CONSUMER STAPLES — 10.51%
	Beverages — 2.54%
400,000	The Coca Cola Co.(g)	15,152,000
20,000	Diageo PLC — ADR(e)	2,541,600
100,000	Dr. Pepper Snapple Group, Inc.	4,482,000
100,000	PepsiCo, Inc.	7,950,000

		30,125,600

	Food & Staples Retailing — 1.13%
50,000	Costco Wholesale Corp.	5,756,000
125,000	Sysco Corp.(g)	3,978,750
50,000	Wal-Mart Stores, Inc.	3,698,000

		13,432,750

	Food Products — 2.99%
100,000	Campbell Soup Co.	4,071,000
110,000	ConAgra Foods, Inc.	3,337,400
200,000	General Mills, Inc.	9,584,000
84,000	Kellogg Co.	4,933,320
200,000	Kraft Foods Group, Inc. — Class A	10,488,000
100,000	Mondelez International Inc.	3,142,000

		35,555,720

	Household Products — 3.85%
157,000	The Clorox Co.(g)	12,830,040
30,000	Colgate-Palmolive Co.	1,779,000
150,000	Kimberly-Clark Corp.	14,133,000
225,000	The Procter & Gamble Co.	17,007,750

		45,749,790
	Total Consumer Staples (Cost $106,334,277)	124,863,860

ENERGY — 14.48%
	Energy Equipment & Services — 2.46%
200,000	Baker Hughes, Inc.(g)	9,820,000
10,000	Helmerich & Payne, Inc.(g)	689,500
200,000	Patterson-UTI Energy, Inc.(g)	4,276,000
140,000	Schlumberger Ltd.(e)(g)	12,370,400
35,000	Tidewater Inc.	2,075,150

		29,231,050

	Oil, Gas & Consumable Fuels — 12.02%
300,000	BP PLC — ADR(e)(g)	12,609,000
100,000	Chevron Corp.	12,150,000
250,000	ConocoPhillips(g)	17,377,500
140,000	Delek Logistics Partners LP	4,282,600
197,300	EQT Midstream Partners LP.	9,713,079
175,000	Exxon Mobil Corp.(g)	15,057,000
80,000	Hess Corp.	6,187,200

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

ENERGY (Continued)
450,000	HollyFrontier Corp.(g)	$18,949,500
50,000	Kinder Morgan Inc.	1,778,500
150,000	Marathon Oil Corp.(g)	5,232,000
50,000	Marathon Petroleum Corp.	3,216,000
75,000	MPLX LP	2,733,000
50,000	Phillips 66 Partners LP(a)	2,891,000
290,000	Royal Dutch Shell PLC. — ADR(e)	19,047,200
15,000	Suncor Energy, Inc.(e)(g)	536,700
360,000	Susser Petroleum Partners LP	10,843,200

		142,603,479
	Total Energy (Cost $138,223,669)	171,834,529

FINANCIALS — 1.60%
	Capital Markets — 0.11%
25,000	Northern Trust Corp.(g)	1,359,750

	Insurance — 1.49%
200,000	The Allstate Corp.	10,110,000
50,000	Arthur J. Gallagher & Co.	2,182,500
60,000	Chubb Corp.	5,355,600

		17,648,100
	Total Financials (Cost $13,964,302)	19,007,850

HEALTH CARE — 5.69%
	Health Care Equipment & Supplies — 1.11%
200,000	Baxter International Inc.(g)	13,138,000

	Pharmaceuticals — 4.58%
100,000	Abbott Laboratories(g)	3,319,000
70,000	Eli Lilly & Co.(g)	3,523,100
300,000	GlaxoSmithKline PLC — ADR(e)	15,051,000
200,000	Johnson & Johnson(g)	17,338,000
200,000	Merck & Co., Inc.	9,522,000
200,000	Pfizer, Inc.	5,742,000

		54,495,100
	Total Health Care (Cost $56,651,296)	67,633,100

INDUSTRIALS — 5.38%
	Aerospace & Defense — 1.05%
100,000	The Boeing Co.	11,750,000
45,000	Exelis Inc.(g)	706,950

		12,456,950

	Commercial Services & Supplies — 2.31%
1,000,000	Pitney Bowes Inc.(g)	18,190,000
225,000	Waste Management, Inc.(g)	9,279,000

		27,469,000

	Industrial Conglomerates — 1.64%
817,100	General Electric Co.	19,520,519

	Machinery — 0.16%
25,000	Illinois Tool Works Inc.(g)	1,906,750

SHARES OR FACE AMOUNT		FAIR VALUE*

INDUSTRIALS (Continued)
	Road & Rail — 0.22%
100,000	CSX Corp.	$2,574,000
	Total Industrials (Cost $49,015,879)	63,927,219

INFORMATION TECHNOLOGY — 6.13%
	Communications Equipment — 0.99%
500,000	Cisco Systems, Inc.(g)	11,710,000

	Computers & Peripherals — 0.04%
1,000	Apple Inc.	476,750

	IT Services — 1.73%
100,000	International Business Machines Corp. (IBM)	18,518,000
50,000	Paychex, Inc.(g)	2,032,000

		20,550,000

	Semiconductors & Semiconductor Equipment — 1.54%
800,000	Intel Corp.(g)	18,336,000

	Software — 1.83%
654,000	Microsoft Corp.	21,784,740
	Total Information Technology (Cost $68,232,628)	72,857,490

MATERIALS — 3.80%
	Chemicals — 1.75%
350,000	The Dow Chemical Co.(g)	13,440,000
125,000	E.I. du Pont de Nemours and Co.(g)	7,320,000

		20,760,000

	Metals & Mining — 2.05%
200,000	Barrick Gold Corp.(e)	3,724,000
50,000	BHP Billiton Ltd. — ADR(e)(g)	3,325,000
445,000	Newmont Mining Corp.(g)	12,504,500
100,000	Rio Tinto PLC — ADR(e)(g)	4,876,000

		24,429,500
	Total Materials (Cost $47,023,078)	45,189,500

TELECOMMUNICATION SERVICES — 2.10%
	Diversified Telecommunications — 2.10%
600,000	AT&T Inc.(g)	20,292,000
100,000	Verizon Communications Inc.	4,666,000
	Total Telecommunication Services (Cost $25,510,755)	24,958,000

UTILITIES — 0.39%
	Gas Utilities — 0.24%
125,000	Questar Corp.	2,811,250

	Multi-Utilities — 0.15%
50,000	OGE Energy Corp.	1,804,500
	Total Utilities (Cost $3,231,721)	4,615,750

TOTAL COMMON STOCKS		612,775,548
(COST $524,429,881)

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

REITS — 1.05%
FINANCIALS — 1.05%
	Real Estate Investment Trusts (REITs) — 1.05%
139,050	Digital Realty Trust, Inc.	$7,383,555
25,000	Plum Creek Timber Co, Inc.	1,170,750
135,000	Weyerhaeuser Co.(g)	3,865,050
	Total Financials (Cost $13,551,640)	12,419,355

TOTAL REITS		12,419,355
(COST $13,551,640)

CONVERTIBLE BONDS — 6.43%
CONSUMER DISCRETIONARY — 4.40%
	Media — 4.40%
	Lions Gate Entertainment Inc.(b)(e)
$ 2,000,000	4.000%, 01/11/2017	6,653,750
30,000,000	1.250%, 04/15/2018	38,981,249
6,500,000	Live Nation Entertainment Inc. 2.875%, 07/15/2027	6,658,438
	Total Consumer Discretionary (Cost $38,373,935)	52,293,437

HEALTH CARE — 0.61%
	Health Care Equipment & Supplies — 0.20%
2,250,000	Alere, Inc. 3.000%, 05/15/2016	2,383,594

	Health Care Providers & Services — 0.41%
4,500,000	Omnicare Inc. 3.250%, 12/15/2035	4,803,750
	Total Health Care (Cost $6,815,424)	7,187,344

INFORMATION TECHNOLOGY — 0.92%
	Software — 0.92%
3,500,000	BroadSoft, Inc. 1.500%, 07/01/2018	3,885,000
7,000,000	Rovi Corp. 2.625%, 02/15/2040	7,070,000
	Total Information Technology (Cost $10,249,274)	10,955,000

MATERIALS — 0.50%
	Metals & Mining — 0.50%
7,500,000	Molycorp Inc. 6.000%, 09/01/2017	5,967,188
	Total Materials (Cost $7,500,000)	5,967,188

TOTAL CONVERTIBLE BONDS		76,402,969
(COST $62,938,633)

CORPORATE BONDS — 17.65%
CONSUMER DISCRETIONARY — 3.52%
	Hotels, Restaurants & Leisure — 0.18%
2,000,000	Marina District Finance Co., Inc. 9.875%, 08/15/2018	2,180,000

SHARES OR FACE AMOUNT		FAIR VALUE*

CONSUMER DISCRETIONARY (Continued)
	Leisure Equipment & Products — 0.20%
2,200,000	Brunswick Corp. 7.375%, 09/01/2023	$2,326,500

	Media — 3.14%
	Lions Gate Entertainment Corp.(b)(e)
30,000,000	5.250%, 08/01/2018	29,775,000
	Live Nation Entertainment Inc.(d)(f)
1,500,000	7.000%, 09/01/2020 (Acquired 8/15/2012, Cost $1,509,375)	1,573,125
	Sirius XM Radio, Inc.:(d)(f)
2,000,000	4.250%, 05/15/2020 (Acquired 9/19/2013, Cost $1,855,541)	1,875,000
4,000,000	5.875%, 10/01/2020 (Acquired 9/19/2013, Cost $4,000,000)	4,045,000

		37,268,125
	Total Consumer Discretionary (Cost $41,470,791)	41,774,625

CONSUMER STAPLES — 0.59%
	Food & Staples Retailing — 0.59%
6,650,000	The Pantry, Inc. 8.375%, 08/01/2020	7,049,000
	Total Consumer Staples (Cost $6,804,344)	7,049,000

ENERGY — 4.02%
	Oil, Gas & Consumable Fuels — 4.02%
12,000,000	Alpha Natural Resources, Inc. 9.750%, 04/15/2018	12,240,000
2,500,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Co. 8.250%, 12/15/2017	2,634,375
14,800,000	Gulfport Energy Corp.(d)(f)	15,540,000
	7.750%, 11/01/2020 (Acquired various dates, Cost $15,186,682)
	Kodiak Oil & Gas Corp.(e)
4,500,000	8.125%, 12/01/2019	4,938,750
5,000,000	Swift Energy Co. 7.125%, 06/01/2017	5,100,000
6,492,000	United Refining Co. 10.500%, 02/28/2018	7,271,040
	Total Energy (Cost $45,493,961)	47,724,165

HEALTH CARE — 2.20%
	Health Care Providers & Services — 1.11%
1,948,000	Acadia Healthcare Co., Inc. 12.875%, 11/01/2018	2,357,080
10,000,000	Examworks Group, Inc. 9.000%, 07/15/2019	10,800,000

		13,157,080

	Pharmaceuticals — 1.38%
	Valeant Pharmaceuticals International, Inc.:(d)(f)
3,000,000	6.750%, 10/01/2017 (Acquired various dates, Cost $3,117,038)	3,217,500
3,250,000	6.750%, 08/15/2018 (Acquired various dates, Cost $3,318,750)(e)	3,493,750
4,000,000	6.875%, 12/01/2018 (Acquired various dates, Cost $4,159,649)	4,250,000
5,000,000	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC(e) 7.750%, 09/15/2018	5,450,000

		16,411,250
	Total Health Care (Cost $27,558,952)	29,568,330

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INDUSTRIALS — 3.76%
	Aerospace & Defense — 0.85%
4,500,000	Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/2017	$4,916,250
3,000,000	TransDigm, Inc. 7.750%, 12/15/2018	3,210,000
2,000,000	5.500%, 10/15/2020	1,970,000

		10,096,250

	Commercial Services & Supplies — 0.43%
	The ADT Corp.(d)(f)
400,000	6.250%, 10/15/2021 (Acquired 9/24/2013, Cost $400,000)	406,500
4,000,000	R. R. Donnelley & Sons Co. 8.600%, 08/15/2016	4,650,000

		5,056,500

	Construction & Engineering — 0.50%
5,575,000	Tutor Perini Corp. 7.625%, 11/01/2018	5,881,625

	Electrical Equipment, Instruments & Components — 1.38%
15,500,000	Polypore International, Inc. 7.500%, 11/15/2017	16,507,500

	Machinery — 0.31%
3,570,000	Mueller Water Products Inc. 7.375%, 06/01/2017	3,677,100

	Road & Rail — 0.29%
3,150,000	Quality Distribution LLC/QD Capital Corp. 9.875%, 11/01/2018	3,441,375
	Total Industrials (Cost $43,068,376)	44,660,350

INFORMATION TECHNOLOGY — 2.02%
	IT Services — 1.00%
11,000,000	iGATE Corp. 9.000%, 05/01/2016	11,852,500

	Software — 1.02%
	ACI Worldwide, Inc.(d)(f)
3,750,000	6.375%, 08/15/2020 (Acquired 8/15/2013, Cost $3,750,000)	3,825,000
	Audatex North America, Inc.:
3,500,000	6.750%, 06/15/2018	3,727,500
4,500,000	6.000%, 06/15/2021 (Acquired various dates, Cost $4,500,000)(d)(f)	4,612,500

		12,165,000
	Total Information Technology (Cost $23,275,486)	24,017,500

MATERIALS — 1.00%
	Chemicals — 0.66%
1,225,000	Kraton Performance Polymers, Inc. 6.750%, 03/01/2019	1,267,875
2,510,000	Omnova Solutions, Inc. 7.875%, 11/01/2018	2,654,325
4,000,000	Tronox Finance LLC 6.375%, 08/15/2020	3,980,000

		7,902,200

SHARES OR FACE AMOUNT		FAIR VALUE*

MATERIALS (Continued)
	Metals & Mining — 0.34%
4,000,000	Molycorp Inc. 10.000%, 06/01/2020	$4,010,000
	Total Materials (Cost $11,930,799)	11,912,200

TELECOMMUNICATION SERVICES — 0.25%
	Diversified Telecommunications — 0.25%
2,600,000	Consolidated Communications Finance Co. 10.875%, 06/01/2020	2,990,000
	Total Telecommunication Services (Cost $2,798,428)	2,990,000

TOTAL CORPORATE BONDS		209,696,170
(COST $202,401,137)

SHORT TERM INVESTMENTS — 22.53%
INVESTMENT COMPANIES — 22.53%
116,000,000	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	116,000,000
35,662,627	SEI Daily Income Treasury II — Class B — 0.01%(c)	35,662,627
116,000,000	The STIT-Treasury Portfolio — 0.02%(c)	116,000,000
	Total Investment Companies	267,662,627

TOTAL SHORT TERM INVESTMENTS		267,662,627
(COST $267,662,627)

TOTAL INVESTMENTS — 99.25%		1,178,956,669
(COST $1,070,983,918)

Other Assets in Excess of Liabilities — 0.75%		8,854,790

TOTAL NET ASSETS — 100.00%		$1,187,811,459

ADR — American Depository Receipt

PLC — Public Limited Company

(a)	Non Income Producing
(b)	Illiquid Security. The total value of these securities amounted to $75,426,028 (6.35% of net assets) at September 30, 2013.
(c)	7-day yeild
(d)	Restricted security deemed liquid. The total value of restricted securities is $42,838,375 (3.61% of net assets) at September 30, 2013.
(e)	Foreign Issued Security. The total value of these securities amounted to $164,424,900 (13.84% of net assets) at September 30, 2013.
(f)	144A Security. The total value of restricted securities is $42,838,375 (3.61% of net assets) at September 30, 2013.
(g)	Portions of these investments are segregated as collateral for open written option contracts.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

CONTRACTS		VALUE

CALL OPTIONS
300	Abbott Laboratories Expiration: November 2013, Exercise Price: $38.00	$1,200
500	AT&T Inc. Expiration: October 2013, Exercise Price: $39.00	500
350	Baker Hughes, Inc. Expiration: October 2013, Exercise Price: $50.00	29,400
500	Baxter International Inc. Expiration: November 2013, Exercise Price: $80.00	500
250	BHP Billiton Ltd. — ADR Expiration: November 2013, Exercise Price: $70.00	26,750
250	BP PLC — ADR Expiration: October 2013, Exercise Price: $47.00	750
1,000	Cisco Systems, Inc. Expiration: October 2013, Exercise Price: $28.00	500
40	The Clorox Co.: Expiration: October 2013, Exercise Price: $92.50	120
250	Expiration: October 2013, Exercise Price: $95.00	625
500	The Coca Cola Co. Expiration: November 2013, Exercise Price: $45.00	1,500
250	ConocoPhillios Expiration: November 2013, Exercise Price: $70.00	29,500
450	The Dow Chemical Co. Expiration: December 2013, Exercise Price: $41.00	37,800
150	E.I. du Pont de Nemours and Co. Expiration: October 2013, Exercise Price: $62.50	900
300	Eli Lilly & Co. Expiration: October 2013, Exercise Price: $55.00	1,500
100	Exelis Inc. Expiration: October 2013, Exercise Price: $15.00	9,000
200	Exxon Mobil Corp. Expiration: October 2013, Exercise Price: $100.00	400
100	Helmerich & Payne, Inc. Expiration: December 2013, Exercise Price: $75.00	10,500
200	HollyFrontier Corp.: Expiration: December 2013, Exercise Price: $45.00	24,000
1,000	Expiration: December 2013, Exercise Price: $59.00	2,500
100	Illinois Tool Works Inc. Expiration: December 2013, Exercise Price: $80.00	10,500
1,000	Intel Corp.: Expiration: October 2013, Exercise Price: $26.00	3,000
500	Expiration: October 2013, Exercise Price: $27.00	1,500
150	Expiration: October 2013, Exercise Price: $28.00	75
500	International Business Machines Corp. (IBM) Expiration: October 2013, Exercise Price: $210.00	2,500
500	Johnson & Johnson Expiration: October 2013, Exercise Price: $95.00	500
300	Lions Gate Entertainment Corp. Expiration: October 2013, Exercise Price: $36.00	18,000
700	Marathon Oil Corp.: Expiration: October 2013, Exercise Price: $41.00	1,050
1,000	Newmont Mining Corp.: Expiration: November 2013, Exercise Price: $36.00	10,500
87	Expiration: December 2013, Exercise Price: $30.00	11,049
100	Northern Trust Corp. Expiration: October 2013, Exercise Price: $65.00	250

CONTRACTS		VALUE

CALL OPTIONS (Continued)
850	Patterson-UTI Energy, Inc. Expiration: November 2013, Exercise Price: $25.00	$12,750
300	Paychex, Inc. Expiration: December 2013, Exercise Price: $39.00	64,500
337	Pitney Bowes Inc.: Expiration: October 2013, Exercise Price: $16.00	70,770
500	Expiration: October 2013, Exercise Price: $17.00	58,000
50	The Procter & Gamble Co. Expiration: October 2013, Exercise Price: $85.00	150
550	Rio Tinto PLC — ADR Expiration: October 2013, Exercise Price: $47.50	112,750
200	Schlumberger Ltd. Expiration: November 2013, Exercise Price: $77.50	227,400
150	Suncor Energy, Inc. Expiration: December 2013, Exercise Price: $33.00	50,250
250	Sysco Corp. Expiration: November 2013, Exercise Price: $37.00	625
550	Waste Management, Inc. Expiration: October 2013, Exercise Price: $43.00	4,400
300	Weyerhaeuser Co. Expiration: October 2013, Exercise Price: $32.00	750
	Total Written Option (Premium received $837,051)	$839,214

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Growth Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 96.79%
CONSUMER DISCRETIONARY — 12.50%
	Hotels, Restaurants & Leisure — 4.11%
87,000	McDonald’s Corp.	$8,370,270
356,900	MGM Resorts International(a)	7,295,036
106,900	Starwood Hotels & Resorts Worldwide, Inc.	7,103,505

		22,768,811

	Household Durables — 1.87%
156,100	Harman International Industries, Inc.	10,338,503

	Media — 1.32%
87,000	Discovery Communications, Inc.(a)	7,344,540

	Textiles, Apparel & Luxury Goods — 5.20%
135,800	Coach, Inc.	7,405,174
173,800	NIKE, Inc.	12,624,832
111,000	Under Armour, Inc. — Class A(a)	8,818,950

		28,848,956
	Total Consumer Discretionary (Cost $49,957,323)	69,300,810

CONSUMER STAPLES — 5.04%
	Beverages — 1.59%
232,900	The Coca Cola Co.	8,822,252

	Food & Staples Retailing — 3.45%
198,300	Walgreen Co.	10,668,540
144,000	Whole Foods Market, Inc.	8,424,000

		19,092,540
	Total Consumer Staples (Cost $20,846,906)	27,914,792

ENERGY — 5.79%
	Energy Equipment & Services — 5.79%
221,976	Baker Hughes, Inc.	10,899,022
84,076	Dril-Quip, Inc.(a)	9,647,721
130,950	Schlumberger Ltd.(b)	11,570,742
	Total Energy (Cost $29,032,306)	32,117,485

FINANCIALS — 10.40%
	Capital Markets — 4.89%
39,200	Affiliated Managers Group, Inc.(a)	7,159,488
38,850	Artisan Partners Asset Management, Inc.(a)	2,034,186
47,500	The Goldman Sachs Group, Inc.	7,514,975
190,510	Northern Trust Corp.	10,361,839

		27,070,488

	Diversified Financial Services — 5.51%
141,100	CME Group Inc.	10,424,468
53,200	IntercontinentalExchange Inc.(a)	9,651,544
202,900	JPMorgan Chase & Co.	10,487,901

		30,563,913
	Total Financials (Cost $43,817,971)	57,634,401

HEALTH CARE — 11.05%
	Health Care Equipment & Supplies — 5.59%
359,348	Align Technology, Inc.(a)	17,291,826

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE (Continued)
138,800	Baxter International, Inc.	$9,117,772
114,400	Haemonetics Corp.(a)	4,562,272

		30,971,870

	Life Sciences Tools & Services — 1.09%
134,575	Quintiles Transnational Holdings Inc.(a)	6,039,726

	Pharmaceuticals — 4.37%
257,300	Abbott Laboratories	8,539,787
116,309	Allergan, Inc.	10,520,149
102,724	Eli Lilly & Co.	5,170,099

		24,230,035
	Total Health Care (Cost $42,747,167)	61,241,631

INDUSTRIALS — 17.97%
	Aerospace & Defense — 2.01%
94,800	The Boeing Co.	11,139,000

	Air Freight & Logistics — 1.80%
87,300	FedEx Corp.	9,961,803

	Building Products — 1.50%
199,825	Fortune Brands Home & Security, Inc.(a)	8,318,715

	Commercial Services and Supplies — 1.34%
64,600	Stericycle, Inc.(a)	7,454,840

	Electrical Equipment — 2.06%
176,500	Emerson Electric Co.	11,419,550

	Industrial Conglomerates — 2.99%
75,300	3M Co.	8,991,573
317,100	General Electric Co.	7,575,519

		16,567,092

	Machinery — 4.00%
122,000	Chart Industries, Inc.(a)	15,010,880
110,700	Pentair Ltd.(b)	7,188,858

		22,199,738

	Professional Services — 1.08%
55,800	Towers Watson & Co.	5,968,368

	Trading Companies & Distributors — 1.19%
25,100	W.W. Grainger, Inc.	6,568,921
	Total Industrials (Cost $67,565,656)	99,598,027

INFORMATION TECHNOLOGY — 29.21%
	Communications Equipment — 5.95%
290,900	Cisco Systems, Inc.	6,812,878
106,200	F5 Networks, Inc.(a)	9,107,712
480,100	Juniper Networks, Inc.(a)	9,534,786
111,400	QUALCOM, Inc.	7,503,904

		32,959,280

	Computers & Peripherals — 8.16%
42,900	Apple Inc.	20,452,574
454,400	EMC Corp.(a)	11,614,464
376,260	Fusion-io, Inc.(a)	5,038,121

    Buffalo Growth Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
190,700	NetApp, Inc.(a)	$8,127,634

		45,232,793

	Electronic Equipment, Instruments & Components — 1.35%
242,100	National Instruments Corp.	7,488,153

	Internet Software & Services — 7.69%
168,600	Akamai Technologies, Inc.(a)	8,716,620
149,800	eBay Inc.(a)	8,357,342
370,600	Facebook Inc.(a)	18,618,944
7,900	Google Inc. — Class A(a)	6,919,689

		42,612,595

	IT Services — 1.35%
39,200	Visa Inc.	7,491,120

	Semiconductors & Semiconductor Equipment — 3.04%
246,300	Altera Corp.	9,152,508
296,100	Broadcom Corp. — Class A	7,701,561

		16,854,069

	Software — 1.67%
279,700	Oracle Corp.	9,277,649
	Total Information Technology (Cost $117,111,900)	161,915,659

MATERIALS — 4.83%
	Chemicals — 4.83%
80,100	E.I. du Pont de Nemours and Co.	4,690,656
88,700	Ecolab Inc.	8,760,012
60,900	Monsanto Co.	6,356,133
58,100	Praxair, Inc.	6,984,201
	Total Materials (Cost $20,135,731)	26,791,002

TOTAL COMMON STOCKS		536,513,807
(COST $391,214,960)

SHORT TERM INVESTMENTS — 4.42%
INVESTMENT COMPANY — 4.42%
24,503,391	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	24,503,391
	Total Investment Company	24,503,391

TOTAL SHORT TERM INVESTMENTS		24,503,391
(COST $24,503,391)

TOTAL INVESTMENTS — 101.21%		561,017,198
(COST $415,718,351)

Liabilities in Excess of Other Assets — (1.21)%		(6,696,639)

TOTAL NET ASSETS — 100.00%		$554,320,559

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $18,759,600 (3.38% of net assets) at September 30, 2013.
(c)	7-day yield.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 4.23%
CONSUMER STAPLES — 0.62%
	Food Products — 0.62%
11,666	Kraft Foods Group, Inc. — Class A	$611,765
35,000	Mondelez International Inc.	1,099,700
	Total Consumer Staples (Cost $1,072,872)	1,711,465

FINANCIALS — 1.64%
	Diversified Financial Services — 0.66%
35,000	JPMorgan Chase & Co.	1,809,150

	Real Estate Management & Development — 0.98%
69,501	FirstService Corp.(e)	2,699,419
	Total Financials (Cost $3,463,474)	4,508,569

HEALTH CARE — 1.97%
	Pharmaceuticals — 1.97%
48,000	Abbott Laboratories	1,593,120
48,000	AbbVie, Inc.	2,147,040
19,000	Johnson & Johnson	1,647,110
	Total Health Care (Cost $3,344,229)	5,387,270

SPECIAL PURPOSE ENTITY — 0.00%
	Broadcasting (except Internet) — 0.00%
725,000	Adelphia Recovery Trust(a)(b)(d)	—
	Total Special Purpose Entity (Cost $712,005)	—

TOTAL COMMON STOCKS		11,607,304
(COST $8,592,580)

CONVERTIBLE PREFERRED STOCKS — 2.16%
CONSUMER DISCRETIONARY — 0.98%
	Media — 0.98%
2,005	The Interpublic Group of Companies, Inc.	2,681,266
	Total Consumer Discretionary (Cost $2,015,050)	2,681,266

HEALTH CARE — 1.18%
	Health Care Providers & Services — 1.18%
2,500	HealthSouth Corp.	3,247,500
	Total Health Care (Cost $2,563,619)	3,247,500

TOTAL CONVERTIBLE PREFERRED STOCKS		5,928,766
(COST $4,578,669)

PREFERRED STOCKS — 1.26%
FINANCIALS — 1.26%
	Capital Markets — 1.26%
54,785	AMG Capital Trust I	3,465,151
	Total Financials (Cost $2,632,571)	3,465,151

TOTAL PREFERRED STOCKS		3,465,151
(COST $2,632,571)

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

CONVERTIBLE BONDS — 17.41%
CONSUMER DISCRETIONARY — 3.58%
	Media — 3.58%
$ 1,000,000	Lions Gate Entertainment Inc. :(b)(e) 4.000%, 01/11/2017	$3,326,875
5,000,000	1.250%, 04/15/2018	6,496,875
	Total Consumer Discretionary (Cost $6,000,000)	9,823,750

ENERGY — 1.94%
	Energy Equipment & Services — 1.94%
4,500,000	Hornbeck Offshore Services, Inc. 1.625%, 11/15/2026	5,328,000
	Total Energy (Cost $4,465,073)	5,328,000

FINANCIALS — 0.48%
	Capital Markets — 0.48%
1,300,000	Janus Capital Group, Inc. 3.250%, 07/15/2014	1,326,000
	Total Financials (Cost $1,301,541)	1,326,000

HEALTH CARE — 2.62%
	Health Care Equipment & Supplies — 2.62%
500,000	Accuray Inc. 3.750%, 08/01/2016 (Acquired 4/4/2013, Cost $454,371)(c)	526,250
2,100,000	3.500%, 02/01/2018	3,161,813
750,000	Alere, Inc. 3.000%, 05/15/2016	794,531
2,700,000	Hologic, Inc. 2.000%, 12/15/2037	2,708,451
	Total Health Care (Cost $6,077,180)	7,191,045

INDUSTRIALS — 3.97%
	Commercial Services & Supplies — 0.50%
1,000,000	Covanta Holding Corp. 3.250%, 06/01/2014	1,379,375

	Electrical Equipment — 0.83%
2,000,000	General Cable Corp. 4.500%, 11/15/2029	2,266,250

	Machinery — 0.96%
250,000	Chart Industries, Inc. 2.000%, 08/01/2018	466,563
2,000,000	The Greenbrier Companies, Inc. 3.500%, 04/01/2018	2,156,250

		2,622,813

	Trading Companies & Distributors — 1.68%
3,000,000	Titan Machinery, Inc. 3.750%, 05/01/2019	2,681,250
710,000	WESCO International, Inc. 6.000%, 09/15/2029	1,952,056

		4,633,306
	Total Industrials (Cost $8,633,011)	10,901,744

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY — 4.74%
	Internet Software & Services — 2.27%
$ 2,000,000	Cornerstone OnDemand, Inc. 1.500%, 07/01/2018 (Acquired 6/12/2013, Cost $2,000,000)(c)(f)	$2,355,000
3,000,000	Dealertrack Technologies Inc. 1.500%, 03/15/2017	3,875,625

		6,230,625

	IT Services — 0.76%
2,000,000	ServiceSource International Inc. 1.500%, 08/01/2018 (Acquired 8/8/2013, Cost $2,000,000)(c)(f)	2,096,250

	Software — 1.71%
1,500,000	BroadSoft, Inc. 1.500%, 07/01/2018	1,665,000
3,000,000	Rovi Corp. 2.625%, 02/15/2040	3,030,000

		4,695,000
	Total Information Technology (Cost $11,370,319)	13,021,875

MATERIALS — 0.08%
	Metals & Mining — 0.08%
200,000	Steel Dynamics, Inc. 5.125%, 06/15/2014	219,000
	Total Materials (Cost $200,000)	219,000

TOTAL CONVERTIBLE BONDS		47,811,414
(COST $38,047,124)

CORPORATE BONDS — 54.00%
CONSUMER DISCRETIONARY — 16.15%
	Distributors — 0.17%
500,000	LKQ Corp. 4.750%, 05/15/2023 (Acquired 5/2/2013, Cost $500,000)(c)(f)	465,000

	Diversified Consumer Services — 1.51%
1,000,000	Coinstar, Inc. 6.000%, 03/15/2019 (Acquired 3/7/2013, Cost $1,000,000)(c)(f)	977,500
3,000,000	Monitronics International Inc. 9.125%, 04/01/2020	3,157,500

		4,135,000

	Hotels, Restaurants & Leisure — 2.53%
125,000	Ameristar Casinos, Inc. 7.500%, 04/15/2021	136,563
600,000	Cedar Fair L.P. 9.125%, 08/01/2018	660,750
1,000,000	Marina District Finance Co., Inc. 9.875%, 08/15/2018	1,090,000
1,600,000	Penn National Gaming, Inc. 8.750%, 08/15/2019	1,760,000
1,615,000	Royal Caribbean Cruises Ltd.(e) 7.500%, 10/15/2027	1,711,900
500,000	Speedway Motorsports, Inc. 6.750%, 02/01/2019	533,750

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

CONSUMER DISCRETIONARY (Continued)
$ 1,000,000	Vail Resorts, Inc. 6.500%, 05/01/2019	$1,065,000

		6,957,963

	Household Durables — 0.92%
2,000,000	Jarden Corp. 7.500%, 05/01/2017	2,290,000
225,000	Libbey Glass, Inc. 6.875%, 05/15/2020	240,750

		2,530,750

	Leisure Equipment & Products — 1.16%
3,000,000	Brunswick Corp. 7.375%, 09/01/2023	3,172,500

	Media — 5.94%
100,000	DreamWorks Animation SKG, Inc. 6.875%, 08/15/2020 (Acquired 8/7/2013, Cost $100,000)(c)(f)	104,250
500,000	Interactive Data Corp. 10.250%, 08/01/2018	555,000
	Lamar Media Corp.:
250,000	5.875%, 02/01/2022	251,250
250,000	5.000%, 05/01/2023	233,125
7,000,000	Lions Gate Entertainment Corp.(b)(e) 5.250%, 08/01/2018	6,947,499
1,000,000	Live Nation Entertainment Inc. 7.000%, 09/01/2020 (Acquired 08/15/2012, Cost $1,005,625)(c)(f)	1,048,750
250,000	MDC Partners Inc. 6.750%, 04/01/2020 (Acquired 03/15/2013, Cost $250,000)(c)(f)(e)	254,375
	Regal Entertainment Group:
1,335,000	9.125%, 08/15/2018	1,481,850
1,600,000	5.750%, 06/15/2023	1,516,000
	Sirius XM Radio, Inc.:
3,095,000	4.250%, 05/15/2020 (Acquired various dates, Cost $2,878,760)(c)(f)	2,901,563
1,000,000	5.875%, 10/01/2020 (Acquired 9/19/2013, Cost $1,000,000)(c)(f)	1,011,250

		16,304,912

	Specialty Retail — 1.06%
2,500,000	Penske Automotive Group, Inc. 5.750%, 10/01/2022 (Acquired 08/14/2012, Cost $2,500,000)	2,462,500
500,000	Sonic Automotive, Inc. 5.000%, 05/15/2023	460,000

		2,922,500

	Textiles, Apparel & Luxury Goods — 2.86%
4,000,000	Perry Ellis International, Inc. 7.875%, 04/01/2019	4,239,999
3,120,000	Phillips Van-Heusen 7.750%, 11/15/2023	3,615,646

		7,855,645
	Total Consumer Discretionary (Cost $41,869,999)	44,344,270

CONSUMER STAPLES — 3.56%
	Food & Staples Retailing — 0.77%
2,000,000	The Pantry, Inc. 8.375%, 08/01/2020 (Acquired 07/25/2012, Cost $2,000,000)	2,120,000

SHARES OR FACE AMOUNT		FAIR VALUE*

CONSUMER STAPLES (Continued)
	Food Products — 1.23%
$ 100,000	Darling International, Inc. 8.500%, 12/15/2018	$111,000
125,000	Post Holdings, Inc. 7.375%, 02/15/2022	132,031
2,750,000	Smithfield Foods, Inc. 7.750%, 07/01/2017	3,141,875

		3,384,906

	Personal Products — 1.56%
4,000,000	Prestige Brands Inc. 8.250%, 04/01/2018	4,270,000
	Total Consumer Staples (Cost $8,911,941)	9,774,906

ENERGY — 6.70%
	Energy Equipment & Services — 0.79%
600,000	Hornbeck Offshore Services, Inc. 5.875%, 04/01/2020	609,000
1,000,000	Parker Drilling Co. : 9.125%, 04/01/2018	1,075,000
210,000	7.500%, 08/01/2020(f)	210,788
250,000	SESI LLC 7.125%, 12/15/2021	274,375

		2,169,163

	Oil, Gas & Consumable Fuels — 5.18%
665,000	Berry Petroleum Co. 10.250%, 06/01/2014	704,900
2,500,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Co. 8.250%, 12/15/2017	2,634,375
550,000	Concho Resources, Inc. 6.500%, 01/15/2022	592,625
100,000	Continental Resources, Inc. 8.250%, 10/01/2019	110,500
1,000,000	Frontier Oil Corp. 6.875%, 11/15/2018	1,080,000
4,000,000	Gulfport Energy Corp. 7.750%, 11/01/2020 (Acquired various dates, Cost $3,990,000)(c)(f)	4,200,000
1,861,000	Suburban Propane Partners L. P. 7.375%, 08/01/2021	2,000,575
2,609,000	United Refining Co. 10.500%, 02/28/2018	2,922,080

		14,245,055

	Pipelines — 0.73%
2,000,000	Inergy Midstream LLC 6.000%, 12/15/2020 (Acquired 11/27/2012, Cost $2,000,000)(c)(f)	1,995,000
	Total Energy (Cost $17,610,829)	18,409,218

HEALTH CARE — 5.08%
	Health Care Providers & Services — 3.59%
1,947,000	Acadia Healthcare Co., Inc. 12.875%, 11/01/2018	2,355,870
2,200,000	CHS/Community Health Systems Inc. : 7.125%, 07/15/2020	2,224,750

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE (Continued)
$ 1,000,000	CHS/Community Health Systems, Inc. 8.000%, 11/15/2019	$1,053,750
3,825,000	Examworks Group, Inc. 9.000%, 07/15/2019	4,131,000
100,000	Tenet Healthcare Corp. 6.000%, 10/01/2020 (Acquired 9/13/2013, Cost $100,000)(c)(f)	102,438

		9,867,808

	Pharmaceuticals — 1.49%
250,000	Valeant Pharmaceuticals International, Inc. 6.750%, 08/15/2018 (Acquired 6/27/2012, Cost $250,000)(c)(e)(f)	268,750
3,500,000	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC(e) 7.750%, 09/15/2018	3,815,000

		4,083,750
	Total Health Care (Cost $12,815,588)	13,951,558

INDUSTRIALS — 13.62%
	Aerospace & Defense — 5.80%
3,000,000	AAR Corp. 7.250%, 01/15/2022	3,142,500
1,000,000	B/E Aerospace Inc. 5.250%, 04/01/2022	997,500
3,500,000	Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/2017	3,823,749
	TransDigm, Inc.:
2,000,000	7.750%, 12/15/2018	2,140,000
1,000,000	5.500%, 10/15/2020	985,000
1,000,000	7.500%, 07/15/2021 (Acquired 6/25/2012, Cost $1,000,000)(c)(f)	1,080,000
2,150,000	Triumph Group Inc.: 8.000%, 11/15/2017	2,262,875
1,000,000	8.625%, 07/15/2018	1,090,000
400,000	4.875%, 04/01/2021	387,000

		15,908,624

	Commercial Services & Supplies — 2.98%
100,000	The ADT Corp. 6.250%, 10/15/2021 (Acquired 9/24/2013, Cost $100,000)(c)(f)	101,625
3,410,000	Casella Waste Systems, Inc. 7.750%, 02/15/2019	3,410,000
100,000	Clean Harbors, Inc. 5.250%, 08/01/2020	99,500
1,000,000	Covanta Holding Corp. 7.250%, 12/01/2020	1,077,300
3,000,000	R. R. Donnelley & Sons Co. 8.600%, 08/15/2016	3,487,500

		8,175,925

	Construction & Engineering — 1.59%
500,000	MasTec, Inc. 4.875%, 03/15/2023	470,000
3,700,000	Tutor Perini Corp. 7.625%, 11/01/2018	3,903,500

		4,373,500

SHARES OR FACE AMOUNT		FAIR VALUE*

INDUSTRIALS (Continued)
	Electrical Equipment, Instruments & Components — 1.00%
$ 2,580,000	Polypore International, Inc. 7.500%, 11/15/2017	$2,747,700

	Machinery — 0.75%
2,000,000	Mueller Water Products Inc. 7.375%, 06/01/2017	2,060,000

	Professional Services — 0.27%
750,000	FTI Consulting, Inc. 6.000%, 11/15/2022	748,125

	Road & Rail — 1.23%
353,000	Kansas City Southern de Mexico SA de CV(e) 6.125%, 06/15/2021	399,773

2,722,000	Quality Distribution LLC/QD Capital Corp. 9.875%, 11/01/2018	2,973,785

		3,373,558
	Total Industrials (Cost $35,400,699)	37,387,432

INFORMATION — 0.44%
	Telecommunication Services — 0.44%
	tw telecom holdings inc.:
750,000	5.375%, 10/01/2022 (Acquired 9/19/2013, Cost $727,571)(c)(f)	718,125
500,000	5.375%, 10/01/2022	478,750
	Total Information (Cost $1,207,571)	1,196,875

INFORMATION TECHNOLOGY — 5.87%
	Electronic Equipment, Instruments & Components — 0.19%
500,000	Anixter Inc. 5.625%, 05/01/2019	517,500

	Internet Software & Services — 1.26%
2,000,000	Bankrate Inc. 6.125%, 08/15/2018 (Acquired 9/27/2013, Cost $2,005,000)(c)(f)	2,005,000
250,000	Equinix, Inc. 7.000%, 07/15/2021	267,188
1,100,000	j2 Global, Inc. 8.000%, 08/01/2020	1,188,000

		3,460,188

	IT Services — 1.97%
5,000,000	iGATE Corp. 9.000%, 05/01/2016	5,387,500

	Semiconductors & Semiconductor Equipment — 0.85%
500,000	KLA-Tencor Corp. 6.900%, 05/01/2018	589,501
1,500,000	National Semiconductor Corp. 6.600%, 06/15/2017	1,755,696

		2,345,197

	Software — 1.60%
1,250,000	ACI Worldwide, Inc. 6.375%, 08/15/2020 (Acquired 8/15/2013, Cost $1,250,000)(c)(f)	1,275,000
500,000	Activision Blizzard, Inc. 5.625%, 09/15/2021 (Acquired 9/12/2013, Cost $500,000)(c)(f)	501,875

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	Audatex North America, Inc.
$ 1,500,000	6.750%, 06/15/2018	$1,597,500
1,000,000	6.000%, 06/15/2021 (Acquired 06/10/2011, Cost $1,000,000)(c)(f)	1,025,000

		4,399,375
	Total Information Technology (Cost $14,941,414)	16,109,760

MATERIALS — 1.77%
	Construction Materials — 0.58%
1,500,000	Headwaters, Inc. 7.625%, 04/01/2019	1,582,500

	Metals & Mining — 1.19%
2,000,000	Molycorp Inc. 10.000%, 06/01/2020	2,005,000
	Steel Dynamics, Inc.:
250,000	6.125%, 08/15/2019	261,875
500,000	7.625%, 03/15/2020	543,125
500,000	5.250%, 04/15/2023 (Acquired 3/12/2013, Cost $500,000)(c)(f)	473,750

		3,283,750
	Total Materials (Cost $4,816,033)	4,866,250

TELECOMMUNICATION SERVICES — 0.81%
	Diversified Telecommunications — 0.81%
1,000,000	Consolidated Communications Finance Co. 10.875%, 06/01/2020 (Acquired various dates, Cost $1,076,583)	1,150,000
1,000,000	Level 3 Financing, Inc. 10.000%, 02/01/2018	1,075,000
	Total Telecommunication Services (Cost $2,127,320)	2,225,000

TOTAL CORPORATE BONDS		148,265,269
(COST $139,701,394)

SHORT TERM INVESTMENTS — 21.17%
INVESTMENT COMPANIES — 21.17%
26,000,000	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%, 0.077%(g)	26,000,000
6,123,900	SEI Daily Income Treasury II — Class B — 0.01%(g)	6,123,900
26,000,000	The STIT-Treasury Portfolio — 0.02%, 0.051%(g)	26,000,000
	Total Investment Companies	58,123,900

TOTAL INVESTMENT COMPANIES		58,123,900
(COST $58,123,900)

TOTAL INVESTMENTS — 100.23%		275,201,804
(COST $251,676,238)

Liabilities in Excess of Other Assets — (0.23)%		(637,406)

TOTAL NET ASSETS — 100.00%		$274,564,398

(a)	Non Income Producing
(b)	Illiquid Security. The total value of these securities amounted to $16,720,972 (6.09% of net assets) at September 30, 2013.
(c)	Restricted security deemed liquid. The total value of restricted securities is $28,122,314 (10.24% of net assets) at September 30, 2013.
(d)	Fair Valued Security. The total value of these securities amounted to $0 (0.00% of net assets) at September 30, 2013.
(e)	Foreign Issued Security. The total value of these securities amounted to $25,920,466 (9.44% of net assets) at September 30, 2013.
(f)	144A Security. The total value of these securities is $25,171,288 (9.17% of net assets) at September 30, 2013.
(g)	7-day yeild.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 88.63%
BELGIUM — 0.83%
	Beverages — 0.83%
13,500	Anheuser-Busch InBev N.V.	$1,343,827
	Total Belgium (Cost $1,335,753)	1,343,827

BERMUDA — 0.80%
	Pharmaceuticals — 0.80%
1,902,000	Sihuan Pharmaceutical Holdings Group Ltd.(b)	1,304,638
	Total Bermuda (Cost $1,159,917)	1,304,638

BRAZIL — 2.67%
	Diversified Financial Services — 0.64%
184,320	BM&F Bovespa SA	1,034,581

	Health Care Providers & Services — 0.73%
145,000	Fleury SA	1,181,564

	Real Estate Management & Development — 0.41%
36,000	BR Properties SA	317,881
32,000	Iguatemi Empresa de Shopping Centers SA	351,000

		668,881

	Wireless Telecommunication Services — 0.89%
62,130	Tim Participacoes SA — ADR	1,464,403
	Total Brazil (Cost $4,858,581)	4,349,429

CANADA — 0.53%
	Road & Rail — 0.53%
7,000	Canadian Pacific Railway Ltd.	863,100
	Total Canada (Cost $662,968)	863,100

CAYMAN ISLANDS — 0.90%
	Life Sciences Tools & Services — 0.90%
53,600	WuXi PharmaTech Cayman, Inc. — ADR(a)	1,468,640
	Total Cayman Islands (Cost $1,201,059)	1,468,640

CHILE — 1.10%
	Beverages — 1.10%
67,500	Cia Cervecerias Unidas S.A. — ADR	1,796,175
	Total Chile (Cost $1,546,592)	1,796,175

CHINA — 5.06%
	Automobiles — 1.03%
310,000	Great Wall Motor Company Ltd. — Class H	1,680,720

	Communications Equipment — 0.78%
279,000	AAC Technologies Holdings Inc.	1,268,035

	Gas Utilities — 1.14%
336,000	ENN Energy Holdings Ltd.	1,867,172

	Health Care Equipment & Supplies — 1.01%
42,500	Mindray Medical International Ltd. — ADR	1,652,825

	Personal Products — 0.98%
2,276,000	Prince Frog International Holdings Ltd.	1,590,521

SHARES OR FACE AMOUNT		FAIR VALUE*

CHINA (Continued)
	Specialty Retail — 0.12%
50,725	Lentuo International Inc. — ADR(a)	$189,204
	Total China (Cost $5,854,551)	8,248,477

FRANCE — 13.91%
	Beverages — 1.03%
13,500	Pernod-Ricard SA	1,676,405

	Chemicals — 1.30%
15,200	Air Liquide SA	2,116,995

	Electrical Equipment — 1.30%
25,000	Schneider Electric	2,114,167

	Energy Equipment & Services — 1.26%
17,500	Technip SA	2,054,743

	Food Products — 2.75%
31,100	Danonne S.A.	2,340,979
16,003	Naturex	1,287,722
7,000	Vilmorin & Cie	850,875

		4,479,576

	Machinery — 1.31%
35,500	Vallourec S.A.	2,126,119

	Media — 1.00%
208,000	Havas SA	1,625,888

	Multiline Retail — 1.47%
10,700	Kering	2,397,867

	Software — 1.28%
15,600	Dassault Systemes S.A.	2,082,589

	Textiles, Apparel & Luxury Goods — 1.21%
10,000	LVMH Moet Hennessy Louis Vuitton SA	1,969,750
	Total France (Cost $19,797,491)	22,644,099

GERMANY — 16.85%
	Automobiles — 0.30%
2,000	Bayerische Motoren Werke AG	215,022
7,500	Bayerische Motoren Werke AG — ADR	268,650

		483,672

	Chemicals — 1.75%
14,400	Linde A.G.	2,852,025

	Food Products — 0.47%
2,200	KWS Saat AG	764,902

	Health Care Equipment & Supplies — 1.90%
24,800	Fresenius SE & Co. KGaA	3,080,624

	Household Products — 1.84%
33,900	Henkel AG & Co. KGaA	3,002,561

	Industrial Conglomerates — 1.79%
24,200	Siemens A.G. — ADR	2,916,342

	Insurance — 1.64%
13,700	Muenchener Rueckversicherungs-Gesellschaft AG.	2,677,244

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

GERMANY (Continued)
	Machinery — 1.67%
62,900	KUKA AG	$2,725,145

	Pharmaceuticals — 1.67%
20,100	Bayer AG	2,370,080
3,000	Bayer AG — ADR	353,820

		2,723,900

	Software — 1.74%
38,300	SAP AG — ADR	2,831,136

	Textiles, Apparel & Luxury Goods — 2.08%
22,200	Adidas AG	2,408,069
3,200	Puma S.E.	961,715

		3,369,784
	Total Germany (Cost $22,609,242)	27,427,335

HONG KONG — 6.53%
	Commercial Banks — 0.20%
99,000	BOC Hong Kong Holdings Ltd.	317,835

	Gas Utilities — 0.50%
320,000	China Resources Gas Group Ltd.	818,577

	Industrial Conglomerates — 3.49%
280,000	Beijing Enterprise Holdings Ltd.	2,021,686
38,184	Jardine Matheson Holding Ltd.	2,096,301
46,695	Jardine Strategic Holdings Ltd.	1,580,626

		5,698,613

	Insurance — 0.45%
155,000	AIA Group Ltd.	728,445

	Oil, Gas & Consumable Fuels — 0.77%
896,000	Kunlun Energy Company Ltd.	1,252,291

	Pharmaceuticals — 0.66%
1,588,000	Sino Biopharmaceutical Ltd.	1,074,924

	Specialty Retail — 0.46%
286,250	L’occitane International	747,375
	Total Hong Kong (Cost $9,700,416)	10,638,060

INDIA — 1.32%
	Pharmaceuticals — 1.32%
57,100	Dr. Reddy’s Laboratories Ltd. — ADR	2,157,809
	Total India (Cost $1,771,168)	2,157,809

ISRAEL — 0.36%
	Pharmaceuticals — 0.36%
15,600	Teva Pharmaceutical Industries Ltd. — ADR	589,368
	Total Israel (Cost $656,068)	589,368

ITALY — 2.17%
	Beverages — 1.08%
205,000	Davide Campari-Milano SpA	1,777,713

	Commercial Services & Supplies — 0.69%
449,302	Moleskine S.p.A.(a)	1,118,423

SHARES OR FACE AMOUNT		FAIR VALUE*

ITALY (Continued)
	Health Care Equipment & Supplies — 0.40%
15,000	DiaSorin SpA	$646,324
	Total Italy (Cost $3,317,054)	3,542,460

JAPAN — 2.79%
	Beverages — 0.52%
32,000	Asahi Group Hldgs	839,595

	Machinery — 1.62%
7,000	FANUC CORP.	1,154,382
60,000	Komatsu LTD.	1,488,784

		2,643,166

	Office Electronics — 0.27%
13,700	CANON INC. — ADR	438,400

	Wireless Telecommunication Services — 0.38%
9,000	Softbank Corp.	621,700
	Total Japan (Cost $4,659,518)	4,542,861

LUXEMBOURG — 0.65%
	Wireless Telecommunication Services — 0.65%
11,900	Millicom International Cellular SA	1,050,811
	Total Luxembourg (Cost $890,509)	1,050,811

MEXICO — 0.25%
	Food & Staples Retailing — 0.25%
15,800	Wal-Mart de Mexico SAB de CV — ADR	414,434
	Total Mexico (Cost $414,747)	414,434

NETHERLANDS — 4.65%
	Air Freight & Logistics — 0.45%
80,000	TNT Express NV	730,323

	Computers & Peripherals — 0.89%
13,500	Gemalto NV	1,449,573

	Food Products — 1.33%
57,700	Unilever N.V. NY Shares — ADR	2,176,443

	IT Services — 0.90%
65,599	InterXion Holding NV(a)	1,458,922

	Semiconductors & Semiconductor Equipment — 1.08%
17,741	ASML Holding NV NY Shares — ADR	1,752,101
	Total Netherlands (Cost $6,247,773)	7,567,362

NORWAY — 2.36%
	Commercial Services & Supplies — 0.76%
132,000	Tomra Systems ASA	1,240,261

	Diversified Telecommunication Services — 1.34%
95,000	Telenor ASA	2,170,706

	Internet Software & Services — 0.26%
40,328	Opera Software SA	427,541
	Total Norway (Cost $3,478,867)	3,838,508

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

REPUBLIC OF KOREA — 0.62%
	Semiconductors & Semiconductor Equipment — 0.62%
800	Samsung Electronic Co., Ltd.	$1,017,610
	Total Republic of Korea (Cost $894,090)	1,017,610

SINGAPORE — 1.19%
	Semiconductors & Semiconductor Equipment — 1.19%
44,770	Avago Technologies Ltd.	1,930,482
	Total Singapore (Cost $1,574,432)	1,930,482

SPAIN — 1.18%
	Specialty Retail — 1.18%
12,500	Inditex S.A.	1,926,121
	Total Spain (Cost $1,197,178)	1,926,121

SWEDEN — 1.55%
	Communications Equipment — 1.55%
189,000	Telefonaktirbolaget LM Ericsson — ADR	2,523,150
	Total Sweden (Cost $2,275,956)	2,523,150

SWITZERLAND — 9.20%
	Capital Markets — 2.39%
121,900	GAM Holding AG	2,203,864
36,337	Julius Baer Group Ltd.	1,695,606

		3,899,470

	Chemicals — 1.20%
24,000	Syngenta AG — ADR	1,951,200

	Electrical Equipment — 1.37%
94,400	ABB Ltd. — ADR	2,226,896

	Insurance — 1.32%
26,000	Swiss Re AG	2,150,495

	Specialty Retail — 1.66%
18,000	Dufry AG(a)	2,706,917

	Textiles, Apparel & Luxury Goods — 1.26%
20,500	Cie Financiere Richemont SA	2,053,740
	Total Switzerland (Cost $12,188,210)	14,988,718

TAIWAN, PROVINCE OF CHINA — 1.42%
	Semiconductors & Semiconductor Equipment — 1.42%
136,281	Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	2,311,326
	Total Taiwan, Province of China (Cost $1,748,246)	2,311,326

UNITED KINGDOM — 9.74%
	Beverages — 1.90%
20,300	Diageo PLC — ADR	2,579,724
10,000	SABMiller PLC.	508,904

		3,088,628

	Capital Markets — 3.03%
321,250	Aberdeen Asset Management PLC	1,969,003
41,500	Schroders PLC	1,730,678
35,500	Schroders PLC	1,240,230

		4,939,911

SHARES OR FACE AMOUNT		FAIR VALUE*

UNITED KINGDOM (Continued)
	Energy Equipment & Services — 0.60%
43,000	Petrofac Ltd.	$978,064

	Health Care Equipment & Supplies — 0.74%
19,400	Smith & Nephew PLC. — ADR	1,210,948

	Hotels, Restaurants & Leisure — 2.42%
75,000	InterContinental Hotels Group PLC	2,187,955
195,085	Millennium & Copthorne Hotels PLC	1,752,828

		3,940,783

	Internet Software & Services — 1.05%
127,200	Telecity Group PLC	1,709,179
	Total United Kingdom (Cost $13,041,756)	15,867,513

TOTAL COMMON STOCKS		144,352,313
(COST $123,082,142)

PREFERRED STOCKS — 1.81%
BRAZIL — 1.81%
	Beverages — 1.27%
53,900	Cie de Bebidas das Americas (AMBEV) — ADR	2,067,065

	Oil, Gas & Consumable Fuels — 0.54%
52,800	Petroleo Brasileiro S.A. — ADR	883,344
	Total Brazil (Cost $2,910,142)	2,950,409

TOTAL PREFERRED STOCKS		2,950,409
(COST $2,910,142)

RIGHTS — 0.00%
CHILE — 0.00%
	Rights
10,008	Compania Cervecerias Unidas Sa Rt Pur Ads(a)	4,503

TOTAL RIGHTS		4,503
(COST $0)

SHORT TERM INVESTMENTS — 8.06%
INVESTMENT COMPANY — 8.06%
13,136,320	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	13,136,320
	Total Investment Company	13,136,320

TOTAL SHORT TERM INVESTMENTS		13,136,320
(COST $13,136,320)

TOTAL INVESTMENTS — 98.50%		160,443,545
(COST $139,128,604)

Other Assets in Excess of Liabilities — 1.50%		2,442,178

TOTAL NET ASSETS — 100.00%		$162,885,723

ADR — American Depository Receipt

PLC — Public Limited Company

(a)	Non Income Producing
(b)	Affliated company; the Fund owns 5% or more of the outstanding voting securites of the issuer. The total values of these securities amounted to $1,304,638 (0.80% of net assets) on September 30, 2013.
(c)	7-day yeild
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

As of September 30, 2013, the industry diversification was as follows:

	FAIR VALUE	PERCENTAGE
Common Stocks
Air Freight & Logistics	$730,323	0.45%
Automobiles	2,164,392	1.33%
Beverages	10,522,343	6.46%
Capital Markets	8,839,381	5.43%
Chemicals	6,920,220	4.25%
Commercial Banks	317,835	0.19%
Commercial Services & Supplies	2,358,684	1.45%
Communications Equipment	3,791,185	2.33%
Computers & Peripherals	1,449,573	0.89%
Diversified Financial Services	1,034,581	0.63%
Diversified Telecommunication Services	2,170,706	1.33%
Electrical Equipment	4,341,063	2.66%
Energy Equipment & Services	3,032,807	1.86%
Food & Staples Retailing	414,434	0.25%
Food Products	7,420,921	4.56%
Gas Utilities	2,685,749	1.65%
Health Care Equipment & Supplies	6,590,721	4.05%
Health Care Providers & Services	1,181,564	0.73%
Hotels, Restaurants & Leisure	3,940,783	2.42%
Household Products	3,002,561	1.84%
Industrial Conglomerates	8,614,955	5.29%
Insurance	5,556,184	3.41%
Internet Software & Services	2,136,720	1.31%
IT Services	1,458,922	0.90%
Life Sciences Tools & Services	1,468,640	0.90%
Machinery	7,494,430	4.60%
Media	1,625,888	1.00%
Multiline Retail	2,397,867	1.47%
Office Electronics	438,400	0.27%
Oil, Gas & Consumable Fuels	1,252,291	0.77%
Personal Products	1,590,521	0.98%
Pharmaceuticals	7,850,639	4.82%
Real Estate Management & Development	668,881	0.41%
Road & Rail	863,100	0.53%
Semiconductors & Semiconductor Equipment	7,011,519	4.30%
Software	4,913,725	3.02%
Specialty Retail	5,569,617	3.42%
Textiles, Apparel & Luxury Goods	7,393,274	4.54%
Wireless Telecommunication Services	3,136,914	1.93%

Total Common Stocks	144,352,313	88.63%

Preferred Stocks
Beverages	2,067,065	1.27%
Oil, Gas & Consumable Fuels	883,344	0.54%

Total Preferred Stocks	2,950,409	1.81%

Rights
Beverages	4,503	0.00%

Total Rights	4,503	0.00%

Short Term Investments
Investment Company	13,136,320	8.06%

Total Short Term Investments	13,136,320	8.06%

Total Investments	160,443,545	98.50%
Other Assets in Excess of Liabilities	2,442,178	1.50%

TOTAL NET ASSETS	$162,885,723	100.00%

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Large Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 95.26%
CONSUMER DISCRETIONARY — 14.06%
	Automobiles — 2.58%
6,300	TOYOTA MOTOR CORP. — ADR(b)	$806,589

	Hotels, Restaurants & Leisure — 2.66%
19,750	Marriott International, Inc. — Class A	830,685

	Media — 1.86%
4,300	Charter Communications, Inc.(a)	579,468

	Specialty Retail — 1.90%
10,500	TJX Companies, Inc.	592,095

	Textiles, Apparel & Luxury Goods — 5.06%
13,900	Coach, Inc.	757,967
11,350	NIKE, Inc.	824,464

		1,582,431
	Total Consumer Discretionary (Cost $3,396,997)	4,391,268

CONSUMER STAPLES — 5.15%
	Food & Staples Retailing — 5.15%
5,900	Costco Wholesale Corp.	679,208
15,900	Whole Foods Market, Inc.	930,150
	Total Consumer Staples (Cost $986,171)	1,609,358

ENERGY — 6.21%
	Energy Equipment & Services — 6.21%
10,500	National Oilwell Varco Inc.	820,155
12,679	Schlumberger Ltd.(b)	1,120,316
	Total Energy (Cost $1,344,121)	1,940,471

FINANCIALS — 12.92%
	Capital Markets — 4.65%
4,000	The Goldman Sachs Group, Inc.	632,840
11,400	T. Rowe Price Group Inc.	820,002

		1,452,842

	Diversified Financial Services — 8.27%
8,075	American Express Co.	609,824
7,000	CME Group Inc.	517,160
3,675	IntercontinentalExchange Inc.(a)	666,718
15,250	JPMorgan Chase & Co.	788,273

		2,581,975
	Total Financials (Cost $3,117,260)	4,034,817

HEALTH CARE — 14.32%
	Biotechnology — 2.66%
13,200	Gilead Sciences, Inc.(a)	829,488

	Health Care Technology — 2.02%
12,000	Cerner Corp.(a)	630,600

	Life Sciences Tools & Services — 2.29%
18,950	PerkinElmer, Inc.	715,363

    Buffalo Large Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE (Continued)
	Pharmaceuticals — 7.35%
9,900	Eli Lilly & Co.	$498,267
28,425	Hospira, Inc.(a)	1,114,828
5,500	Perrigo Co.	678,590

		2,291,685
	Total Health Care (Cost $3,186,352)	4,467,136

INDUSTRIALS — 12.41%
	Aerospace & Defense — 5.21%
8,400	The Boeing Co.	987,000
2,800	Precision Castparts Corp.	636,272

		1,623,272

	Air Freight & Logistics — 3.37%
10,200	C.H. Robinson Worldwide, Inc.	607,512
3,900	FedEx Corp.	445,029

		1,052,541

	Construction & Engineering — 1.62%
7,150	Fluor Corp.	507,364

	Road & Rail — 2.21%
4,450	Union Pacific Corp.	691,263
	Total Industrials (Cost $2,459,415)	3,874,440

INFORMATION TECHNOLOGY — 25.70%
	Communications Equipment — 6.76%
5,300	F5 Networks, Inc.(a)	454,528
37,400	Juniper Networks, Inc.(a)	742,764
13,500	QUALCOM, Inc.	909,360

		2,106,652

	Computers & Peripherals — 3.11%
2,035	Apple Inc.	970,186

	Internet Software & Services — 5.96%
12,800	eBay Inc.(a)	714,112
8,100	Facebook Inc.(a)	406,944
845	Google Inc. — Class A(a)	740,144

		1,861,200

	IT Services — 1.96%
3,200	Visa Inc.	611,520

	Semiconductors & Semiconductor Equipment — 3.97%
23,300	Altera Corp.	865,828
14,400	Broadcom Corp. — Class A	374,544

		1,240,372

	Software — 3.94%
6,650	Citrix Systems, Inc.(a)	469,557
22,950	Oracle Corp.	761,251

		1,230,808
	Total Information Technology (Cost $6,119,274)	8,020,738

SHARES OR FACE AMOUNT		FAIR VALUE*

MATERIALS — 4.49%
	Chemicals — 4.49%
7,100	Monsanto Co.	$741,027
5,500	Praxair, Inc.	661,155
	Total Materials (Cost $981,608)	1,402,182

TOTAL COMMON STOCKS		29,740,410
(COST $21,591,198)

SHORT TERM INVESTMENTS — 4.73%
INVESTMENT COMPANY — 4.73%
1,477,867	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	1,477,867
	Total Investment Company	1,477,867

TOTAL SHORT TERM INVESTMENTS		1,477,867
(COST $1,477,867)

TOTAL INVESTMENTS		31,218,277
(COST $23,069,065) — 99.99%

Other Assets in Excess of Liabilities — 0.01%		4,611

TOTAL NET ASSETS — 100.00%		$31,222,888

ADR — American Depository Receipt

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $1,926,905 (6.17% of net assets) at September 30, 2013.
(c)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Mid Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 97.37%
CONSUMER DISCRETIONARY — 21.33%
	Auto Components — 6.48%
152,900	Autoliv, Inc.	$13,361,931
139,900	BorgWarner, Inc.(a)	14,184,460
180,875	Harman International Industries, Inc.	11,979,351

		39,525,742

	Distributors — 2.30%
440,650	LKQ Corp.(a)	14,039,109

	Hotels, Restaurants & Leisure — 2.45%
290,225	Life Time Fitness, Inc.(a)	14,937,881

	Leisure Equipment & Products — 1.44%
68,025	Polaris Industries Inc.	8,787,470

	Media — 1.57%
139,700	AMC Networks, Inc.(a)	9,566,656

	Specialty Retail — 3.99%
365,775	Urban Outfitters, Inc.(a)	13,449,547
193,700	Williams-Sonoma, Inc.	10,885,940

		24,335,487

	Textiles, Apparel & Luxury Goods — 3.10%
238,150	Under Armour, Inc. — Class A(a)	18,921,018
	Total Consumer Discretionary (Cost $77,560,121)	130,113,363

CONSUMER STAPLES — 1.26%
	Food Products — 1.26%
386,400	WhiteWave Foods Co.(a)	7,716,408
	Total Consumer Staples (Cost $7,644,147)	7,716,408

ENERGY — 3.43%
	Energy Equipment & Services — 3.43%
92,600	CARBO Ceramics Inc.	9,177,586
434,300	Forum Energy Technologies Inc.(a)	11,730,443
	Total Energy (Cost $16,406,786)	20,908,029

FINANCIALS — 18.19%
	Capital Markets — 7.80%
86,725	Affiliated Managers Group, Inc.(a)	15,839,454
303,925	Eaton Vance Corp.	11,801,408
366,850	Northern Trust Corp.	19,952,971

		47,593,833

	Diversified Financial Services — 10.39%
319,250	CME Group Inc.	23,586,189
117,400	MarketAxess Holdings, Inc.	7,048,696
138,675	Moody’s Corp.	9,753,013
178,775	Morningstar, Inc.	14,169,707
219,475	MSCI, Inc.(a)	8,836,064

		63,393,669
	Total Financials (Cost $76,887,716)	110,987,502

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE — 9.62%
	Health Care Technology — 1.07%
124,175	Cerner Corp.(a)	$6,525,396

	Life Sciences Tools & Services — 4.95%
191,225	Illumina, Inc.(a)	15,456,717
221,225	PerkinElmer, Inc.	8,351,244
79,900	Techne Corp.	6,396,794

		30,204,755

	Pharmaceuticals — 3.60%
321,225	Hospira, Inc.(a)	12,598,444
76,125	Perrigo Co.	9,392,303

		21,990,747
	Total Health Care (Cost $42,327,591)	58,720,898

INDUSTRIALS — 17.73%
	Air Freight & Logistics — 2.68%
274,850	C.H. Robinson Worldwide, Inc.	16,370,066

	Building Products — 1.88%
276,125	Fortune Brands Home & Security, Inc.(a)	11,495,084

	Construction & Engineering — 1.78%
393,875	Quanta Services, Inc.(a)	10,835,501

	Electronic Equipment, Instruments & Components — 1.57%
104,282	Acuity Brands, Inc.	9,596,030

	Machinery — 2.27%
56,150	Chart Industries, Inc.(a)	6,908,696
90,800	Proto Labs, Inc.(a)	6,936,212

		13,844,908

	Professional Services — 3.36%
180,625	The Advisory Board Co.(a)	10,743,575
150,450	Verisk Analytics, Inc — Class A(a)	9,773,232

		20,516,807

	Road & Rail — 2.39%
156,700	Genesee & Wyoming Inc.(a)	14,568,399

	Trading Companies & Distributors — 1.80%
134,800	MSC Industrial Direct Co., Inc.	10,965,980
	Total Industrials (Cost $87,087,148)	108,192,775

INFORMATION TECHNOLOGY — 23.57%
	Communications Equipment — 3.09%
619,725	Aruba Networks Inc.(a)	10,312,224
428,550	Juniper Networks, Inc.(a)	8,511,003

		18,823,227

	Computers & Peripherals — 2.27%
431,400	Fusion-io, Inc.(a)	5,776,446
79,750	Stratasys Ltd.(a)(c)	8,075,485

		13,851,931

	Electronic Equipment, Instruments & Components — 1.53%
301,225	National Instruments Corp.	9,316,889

    Buffalo Mid Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	Internet Software & Services — 5.13%
416,250	Akamai Technologies, Inc.(a)	$21,520,125
185,150	Rackspace Hosting, Inc.(a)	9,768,514

		31,288,639

	IT Services — 1.64%
201,600	NeuStar, Inc.(a)	9,975,168

	Semiconductors & Semiconductor Equipment — 1.03%
102,825	KLA-Tencor Corp.	6,256,901

	Software — 8.88%
111,850	ANSYS, Inc.(a)	9,677,262
706,425	Fortinet Inc.(a)	14,312,170
134,625	MICROS Systems, Inc.(a)	6,723,173
303,300	RealPage, Inc.(a)	7,024,428
113,200	Red Hat, Inc.(a)	5,223,048
212,950	Solera Holdings Inc.	11,258,666

		54,218,747
	Total Information Technology (Cost $108,402,366)	143,731,502

MATERIALS — 2.24%
	Chemicals — 2.24%
190,350	FMC Corp.	13,651,902
	Total Materials (Cost $5,317,873)	13,651,902

TOTAL COMMON STOCKS		594,022,379
(COST $421,633,748)

SHORT TERM INVESTMENTS — 4.16%
INVESTMENT COMPANY — 4.16%
25,404,686	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(b)	25,404,686
	Total Investment Company	25,404,686

TOTAL SHORT TERM INVESTMENTS		25,404,686
(COST $25,404,686)

TOTAL INVESTMENTS — 101.53%		619,427,065
(COST $447,038,434)

Liabilities in Excess of Other Assets — (1.53)%		(9,338,650)

TOTAL NET ASSETS — 100.00%		$610,088,415

(a)	Non Income Producing
(b)	7-day yield
(c)	Foreign Issued Security. The total value of these securities amounted to $8,075,485 (1.32% of net assets) at September 30, 2013.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 97.69%
CONSUMER DISCRETIONARY — 17.54%
	Auto Components — 3.68%
2,090,514	Gentex Corp.	$53,496,253
1,265,785	Harman International Industries, Inc.	83,832,941

		137,329,194

	Hotels, Restaurants & Leisure — 2.63%
1,906,550	Life Time Fitness, Inc.(a)	98,130,129

	Media — 2.86%
4,248,700	Pandora Media Inc.(a)	106,769,831

	Specialty Retail — 2.82%
868,975	Hibbett Sports Inc.(a)	48,792,946
1,288,700	Vitamin Shoppe, Inc.(a)	56,380,625

		105,173,571

	Textiles, Apparel & Luxury Goods — 5.55%
872,806	Deckers Outdoor Corp.(a)	57,535,372
1,039,975	Oxford Industries, Inc.(c)(d)	70,697,500
2,209,500	Tumi Holdings Inc.(a)	44,521,425
1,662,250	Vera Bradley, Inc.(a)	34,175,860

		206,930,157
	Total Consumer Discretionary (Cost $400,336,174)	654,332,882

CONSUMER STAPLES — 2.62%
	Beverages — 0.39%
59,759	The Boston Beer Co, Inc.(a)	14,593,745

	Food & Staples Retailing — 2.23%
1,760,925	The Fresh Market, Inc.(a)	83,309,362
	Total Consumer Staples (Cost $85,715,266)	97,903,107

ENERGY — 2.00%
	Energy Equipment & Services — 2.00%
751,650	CARBO Ceramics, Inc.	74,496,032
	Total Energy (Cost $62,144,905)	74,496,032

FINANCIALS — 12.34%
	Capital Markets — 6.52%
11,905	Artisan Partners Asset Management, Inc.	623,346
1,592,375	Financial Engines Inc.(a)	94,650,770
1,606,650	Stifel Financial Corp.(a)	66,226,113
1,277,925	Waddell & Reed Financial, Inc. — Class A	65,787,579
1,351,975	WisdomTree Investments, Inc.(a)	15,696,430

		242,984,238

	Diversified Financial Services — 4.54%
1,675,281	MarketAxess Holdings, Inc.(c)	100,583,871
868,150	Morningstar, Inc.(c)	68,809,569

		169,393,440

	Real Estate Management & Development — 1.28%
1,231,425	FirstService Corp.(b)(c)	47,828,547
	Total Financials (Cost $171,920,709)	460,206,225

    Buffalo Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE — 13.50%
	Biotechnology — 0.49%
383,700	Sarepta Therapeutics, Inc.(a)	$18,122,151

	Health Care Equipment & Supplies — 6.56%
3,262,757	Align Technology, Inc.(a)	157,003,867
1,283,425	Haemonetics Corp.(a)	51,182,989
1,009,300	Insulet Corp.(a)	36,577,032

		244,763,888

	Health Care Technology — 2.18%
750,750	athenahealth Inc.(a)	81,501,420

	Life Sciences Tools & Services — 3.09%
1,575,725	ICON PLC.(a)(b)	64,494,424
636,000	Techne Corp.	50,918,160

		115,412,584

	Pharmaceuticals — 1.18%
2,237,275	Akorn, Inc.(a)	44,029,572
	Total Health Care (Cost $231,037,173)	503,829,615

INDUSTRIALS — 17.05%
	Aerospace & Defense — 3.39%
3,258,550	Hexcel Corp.(a)	126,431,740

	Commercial Services & Supplies — 0.07%
97,050	Healthcare Services Group, Inc.	2,500,008

	Electrical Equipment, Instruments & Components — 1.87%
1,700,750	Polypore International, Inc.(a)	69,679,728

	Machinery — 5.07%
783,975	Chart Industries, Inc.(a)	96,460,285
576,775	Proto Labs, Inc.(a)	44,059,842
350,519	Valmont Industries, Inc.	48,690,594

		189,210,721

	Professional Services — 5.96%
1,518,460	The Corporate Executive Board Co.(c)	110,270,565
666,900	Costar Group, Inc.(a)	111,972,509

		222,243,074

	Road & Rail — 0.69%
278,160	Genesee & Wyoming Inc.(a)	25,860,535
	Total Industrials (Cost $266,984,804)	635,925,806

INFORMATION TECHNOLOGY — 32.64%
	Communications Equipment — 4.84%
4,855,908	ADTRAN, Inc.(c)(d)	129,361,389
3,088,000	Aruba Networks Inc.(a)	51,384,320

		180,745,709

	Computers & Peripherals — 2.96%
1,089,725	Stratasys Ltd.(a)(b)	110,345,554

	Electronic Equipment, Instruments & Components — 1.74%
734,650	DTS, Inc.(a)(c)	15,427,650
1,599,462	National Instruments Corp.	49,471,360

		64,899,010

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	Internet Software & Services — 9.24%
1,239,975	Angie’s List Inc.(a)	$27,899,438
1,044,850	Cornerstone OnDemand, Inc.(a)	53,747,084
2,490,350	DealerTrack Holdings Inc.(a)(c)(d)	106,686,593
3,201,325	Dice Holdings Inc.(a)(c)(d)	27,243,276
3,398,450	Internap Network Services Corp.(a)(c)(d)	23,619,228
1,263,600	Liquidity Services Inc.(a)	42,406,416
2,028,450	LogMeIn, Inc.(a)(c)(d)	62,983,372

		344,585,407

	IT Services — 4.18%
2,370,656	InterXion Holding NV(a)(b)	52,723,389
1,577,000	NeuStar, Inc.(a)	78,029,960
2,100,000	ServiceSource International Inc.(a)	25,368,000

		156,121,349

	Semiconductors & Semiconductor Equipment — 1.84%
2,287,958	Semtech Corp.(a)	68,615,860

	Software — 7.84%
1,336,436	ACI Worldwide, Inc.(a)	72,247,730
769,850	Advent Software, Inc.	24,442,738
843,275	Broadsoft Inc.(a)	30,383,198
1,180,900	Infoblox, Inc.(a)	49,385,238
1,871,358	RealD Inc.(a)	13,099,506
1,366,700	RealPage, Inc.(a)	31,652,772
484,300	The Ultimate Software Group, Inc.(a)	71,385,820

		292,597,002
	Total Information Technology (Cost $848,913,574)	1,217,909,891

TOTAL COMMON STOCKS		3,644,603,558
(COST $2,067,052,605)

SHORT TERM INVESTMENTS — 2.41%
INVESTMENT COMPANY — 2.41%
90,081,980	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(e)	90,081,980
	Total Investment Company	90,081,980

TOTAL SHORT TERM INVESTMENTS		90,081,980
(COST $90,081,980)

TOTAL INVESTMENTS — 100.10%		3,734,685,538
(COST $2,157,134,585)

Liabilities in Excess of Other Assets — (0.10)%		(3,861,133)

TOTAL NET ASSETS — 100.00%		$3,730,824,405

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $275,391,914 (7.38% of net assets) at September 30, 2013.
(c)	Portion or all of these securities deemed illiquid. The total value of these portions amounted to $303,689,107 (8.14% of net assets) at September 30, 2013
(d)

Affliated company; the Fund owns 5% or more of the outstanding voting securites of the issuer. The total values of these securities amounted to $420,591,358 (11.27% of net assets) on September 30, 2013.

(e)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Statements of Assets and Liabilities

September 30, 2013 (Unaudited)

	BUFFALO DISCOVERY FUND	BUFFALO DIVIDEND FOCUS FUND	BUFFALO EMERGING OPPORTUNITIES FUND
ASSETS:
Investments in securities, at cost:
Investments in securities of unaffiliated issuers	$395,599,091	$13,293,355	$262,489,079
Investments in securities of affiliated issuers (Note 7)	—	—	—

Total investments, at cost	$395,599,091	$13,293,355	$262,489,079

Investments in securities, at value:
Investments in securities of unaffiliated issuers	$551,086,626	$14,377,671	$326,628,450
Investments in securities of affiliated issuers (Note 7)	—	—	—

Total investments, at value	551,086,626	14,377,671	326,628,450
Cash:	—	—	—
Cash denominated in foreign currency, at value:(1)	—	—	—
Receivables:
Investments sold	1,323,099	141,880	5,468,069
Fund shares sold	665,206	1,144	1,296,475
Dividends	136,796	20,270	13,145
Interest	93	25	305
Other assets	21,970	85	26,585

Total assets	553,233,790	14,541,075	333,433,029

LIABILITIES:
Payables:
Investments purchased	1,685,396	—	4,816,431
Written options, at value(2) (Note 8)	—	—	—
Fund shares purchased	509,038	—	388,310
Management fees	448,325	10,676	328,906
Custodian	—	—	—
Accrued expenses	2,207	17,245	883

Total liabilities	2,644,966	27,921	5,534,530

NET ASSETS	$550,588,824	$14,513,154	$327,898,499

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$365,489,515	$12,927,090	$265,112,945
Undistributed (distribution in excess of) net investment income	(1,269,022)	3,303	(1,248,093)
Accumulated net realized gain (loss) from investment and foreign currency transactions	30,880,796	498,445	(105,724)
Net unrealized appreciation from:
Investments and translation of assets and liabilities in foreign currency	155,487,535	1,084,316	64,139,371

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$550,588,824	$14,513,154	$327,898,499

Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited

Outstanding	27,585,758	1,285,220	18,082,103

NET ASSET VALUE PER SHARE	$19.96	$11.29	$18.13

(1) Cash denominated in foreign currency, at cost	—	—	—

(2) Written options, premiums received	—	—	—

The accompanying notes are an integral part of these financial statements.

BUFFALO FLEXIBLE INCOME FUND	BUFFALO GROWTH FUND	BUFFALO HIGH YIELD FUND	BUFFALO INTERNATIONAL FUND	BUFFALO LARGE CAP FUND	BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND

$1,070,983,918	$415,718,351	$251,676,238	$137,968,687	$23,069,065	$447,038,434	$1,843,936,564
—	—	—	1,159,917	—	—	313,198,021

$1,070,983,918	$415,718,351	$251,676,238	$139,128,604	$23,069,065	$447,038,434	$2,157,134,585

$1,178,956,669	$561,017,198	$275,201,804	$159,138,907	$31,218,277	$619,427,065	$3,314,094,179
—	—	—	1,304,638	—	—	420,591,359

1,178,956,669	561,017,198	275,201,804	160,443,545	31,218,277	619,427,065	3,734,685,538
—	—	—	10,297	—	—	—
—	—	—	2,141,568	—	—	—

5,115,249	3,405,694	—	24,903	—	2,597,248	1,037,958
3,815,146	788,990	300,715	148,382	10,121	962,667	4,430,474
1,081,611	423,287	119,880	323,282	13,348	139,421	290,391
4,867,854	184	3,473,302	184	7	71	838
51,442	17,852	18,927	23,577	8,655	19,435	54,616

1,193,887,971	565,653,205	279,114,628	163,115,738	31,250,408	623,145,907	3,740,499,815

2,941,190	10,132,938	3,554,845	26,389	—	—	957,666
839,214	—	—	—	—	—	—
1,330,670	773,380	765,199	21,024	4,286	12,534,936	5,656,623
963,542	405,628	224,154	130,675	22,315	509,735	3,033,778
—	—	—	9,661	—	—	—
1,896	20,700	6,032	42,266	919	12,821	27,343

6,076,512	11,332,646	4,550,230	230,015	27,520	13,057,492	9,675,410

$1,187,811,459	$554,320,559	$274,564,398	$162,885,723	$31,222,888	$610,088,415	$3,730,824,405

$1,070,488,626	$382,405,732	$247,837,265	$150,373,925	$18,385,620	$356,848,089	$1,886,731,398
(44,924)	2,629,289	(488,231)	800,950	33,847	(1,426,875)	(3,292,573)

9,397,169	23,986,691	3,689,798	(9,597,859)	4,654,209	82,278,570	269,834,627

107,970,588	145,298,847	23,525,566	21,308,707	8,149,212	172,388,631	1,577,550,953

$1,187,811,459	$554,320,559	$274,564,398	$162,885,723	$31,222,888	$610,088,415	$3,730,824,405

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

85,979,034	16,256,611	23,143,374	14,920,517	1,268,157	29,815,035	98,426,014

$13.82	$34.10	$11.86	$10.92	$24.62	$20.46	$37.90

—	—	—	2,147,802	—	—	—

837,051	—	—	—	—	—	—

    Statements of Operations

For the Six Months Ended September 30, 2013 (Unaudited)

	BUFFALO DISCOVERY FUND	BUFFALO DIVIDEND FOCUS FUND	BUFFALO EMERGING OPPORTUNITIES FUND
INVESTMENT INCOME:
Interest	$441	$190	$822
Dividends:
Dividends from securities of unaffiliated issuers	1,582,646	172,481	128,795
Dividends from securities of affiliated issuers (Note 7)	—	—	—
Foreign tax withheld	—	(1,245)	—

Total investment income	1,583,087	171,426	129,617

EXPENSES:
Management fees (Note 3)	2,583,787	63,591	1,112,897
Custody fees	—	—	—
Registration fees	26,245	3,003	12,895
Other	6,033	1,031	1,863

Total expenses	2,616,065	67,625	1,127,655

Net investment income (loss)	(1,032,978)	103,801	(998,038)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions of unaffiliated issuers	25,292,283	432,828	2,086,015
Investment transactions of affiliated issuers (Note 7)	—	—	—
Options written (Note 8)	—	4,617	—
Net unrealized appreciation/depreciation during the period on:
Investments	55,733,244	507,319	42,172,801
Options written (Note 8)	—	(4,282)	—

Net realized and unrealized gain on investments	81,025,527	940,482	44,258,816

Net increase in net assets resulting from operations	$79,992,549	$1,044,283	$43,260,778

The accompanying notes are an integral part of these financial statements.

BUFFALO FLEXIBLE INCOME FUND	BUFFALO GROWTH FUND	BUFFALO HIGH YIELD FUND	BUFFALO INTERNATIONAL FUND	BUFFALO LARGE CAP FUND	BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND

$7,526,482	$855	$6,308,932	$807	$36	$619	$4,852

8,873,120	3,483,517	344,950	1,702,806	177,350	2,376,196	12,608,424
—	—	—	27,201	—	—	1,248,454
(81,009)	—	(2,085)	(162,767)	(803)	—	(49,257)

16,318,593	3,484,372	6,651,797	1,568,047	176,583	2,376,815	13,812,473

5,237,597	2,348,894	1,340,571	623,999	131,367	3,126,173	17,043,181
—	—	—	30,783	—	—	—
41,903	21,648	16,624	12,868	10,603	21,394	35,334
12,500	4,611	2,538	1,831	838	5,812	26,531

5,292,000	2,375,153	1,359,733	669,481	142,808	3,153,379	17,105,046

11,026,593	1,109,219	5,292,064	898,566	33,775	(776,564)	(3,292,573)

7,526,182	17,502,289	3,441,276	480,695	2,567,509	64,115,135	114,562,844
—	—	—	—	—	—	(1,474,986)
685,813	—	—	—	—	—	—

9,362,453	56,609,882	813,653	6,440,338	812,324	18,299,725	582,772,514
168,090	—	—	—	—	—	—

17,742,538	74,112,171	4,254,929	6,921,033	3,379,833	82,414,860	695,860,372

$28,769,131	$75,221,390	$9,546,993	$7,819,599	$3,413,608	$81,638,296	$692,567,799

    Statements of Changes in Net Assets

	BUFFALO DISCOVERY FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	YEAR ENDED MARCH 31, 2013(1)
OPERATIONS:
Net investment income (loss)	$(1,032,978)	$379,432
Net realized gain from investment transactions	25,292,283	23,697,166
Net unrealized appreciation/depreciation during the period on investments and translation of assets and liabilities in foreign currencies	55,733,244	14,956,406

Net increase in net assets resulting from operations	79,992,549	39,033,004

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(849,449)
Net realized gain from investment transactions	—	(31,647,443)

Total distributions to shareholders	—	(32,496,892)

CAPITAL SHARE TRANSACTIONS:
Shares sold	64,436,200	189,146,492
Shares issued in merger	—	—
Reinvested dividends and distributions	—	31,879,357

Shares issued	64,436,200	221,025,849
Redemptions	(109,282,955)	(128,944,136)
Redemption fees (Note 5)	14,211	38,647

Shares repurchased	(109,268,744)	(128,905,489)

Net increase (decrease) from capital share transactions	(44,832,544)	92,120,360

Total increase (decrease) in net assets	35,160,005	98,656,472

NET ASSETS:
Beginning of period	515,428,819	416,772,347

End of period	$550,588,824	$515,428,819

Undistributed (distribution in excess of) net investment income at end of year	$(1,269,022)	$(236,044)

Fund share transactions:
Shares sold	3,583,204	11,466,234
Shares issued in merger	—	—
Reinvested dividends and distributions	—	2,008,781

	3,583,204	13,475,015
Shares repurchased	(6,175,830)	(7,876,089)

Net increase (decrease) in fund shares	(2,592,626)	5,598,926

(1)	Effective June 29, 2012, the Fund name was changed to Buffalo Discovery Fund. Prior to June 29, 2012, the Fund was known as the Buffalo Science & Technology Fund.
(2)	For the period from December 3, 2012 (commencement of operations) to March 31, 2013.
(3)	Effective June 3, 2013, the Fund name was changed to Buffalo Emerging Opportunities Fund. Prior to June 3, 2013, the Fund was known as the Buffalo Micro Cap Fund.

The accompanying notes are an integral part of these financial statements.

BUFFALO DIVIDEND FOCUS FUND		BUFFALO EMERGING OPPORTUNITIES FUND		BUFFALO FLEXIBLE INCOME FUND		BUFFALO GROWTH FUND
SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	PERIOD ENDED MARCH 31, 2013(2)	SIX MONTHS ENDED SEPTEMBER 30, 2013(3) (UNAUDITED)	YEAR ENDED MARCH 31, 2013	SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	YEAR ENDED MARCH 31, 2013	SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	YEAR ENDED MARCH 31, 2013

$103,801	$20,177	$(998,038)	$(407,234)	$11,026,593	$16,694,866	$1,109,219	$2,514,413
437,445	61,000	2,086,015	2,558,114	8,211,995	6,211,907	17,502,289	9,007,582
503,037	581,279	42,172,801	9,688,872	9,530,543	56,933,535	56,609,882	17,309,786

1,044,283	662,456	43,260,778	11,839,752	28,769,131	79,840,308	75,221,390	28,831,781

(101,325)	(19,350)	—	—	(10,544,100)	(19,644,122)	—	(2,159,726)
—	—	—	—	—	—	—	—

(101,325)	(19,350)	—	—	(10,544,100)	(19,644,122)	—	(2,159,726)

1,327,220	13,194,653	209,531,185	53,609,883	426,342,296	581,393,467	61,302,515	139,307,266
—	—	—	—	—	—	—	—
85,588	18,453	—	—	10,155,796	18,463,013	—	2,055,684

1,412,808	13,213,106	209,531,185	53,609,883	436,498,092	599,856,480	61,302,515	141,362,950
(1,644,378)	(54,673)	(17,969,977)	(13,552,662)	(129,657,681)	(175,279,273)	(75,903,203)	(181,537,693)
71	156	117,738	80,638	65,225	56,039	40,594	25,614

(1,644,307)	(54,517)	(17,852,239)	(13,472,024)	(129,592,456)	(175,223,234)	(75,862,609)	(181,512,079)

(231,499)	13,158,589	191,678,946	40,137,859	306,905,636	424,633,246	(14,560,094)	(40,149,129)

711,469	13,801,695	234,939,724	51,977,611	325,130,667	484,829,432	60,661,296	(13,477,074)

13,801,695	—	92,958,775	40,981,164	862,680,792	377,851,360	493,659,263	507,136,337

$14,513,154	$13,801,695	$327,898,499	$92,958,775	$1,187,811,459	$862,680,792	$554,320,559	$493,659,263

$3,303	$827	$(1,248,093)	$(250,055)	$(44,924)	$(527,417)	$2,629,289	$1,520,070

120,424	1,312,221	12,530,164	4,319,638	30,942,717	45,535,243	1,919,907	5,135,775
—	—	—	—	—	—	—	—
7,576	1,781	—	—	731,717	1,446,468	—	74,320

128,000	1,314,002	12,530,164	4,319,638	31,674,434	46,981,711	1,919,907	5,210,095
(151,453)	(5,329)	(1,155,327)	(1,112,214)	(9,404,285)	(13,757,599)	(2,382,734)	(6,648,101)

(23,453)	1,308,673	11,374,837	3,207,424	22,270,149	33,224,112	(462,827)	(1,438,006)

    Statements of Changes in Net Assets

	BUFFALO HIGH YIELD FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	YEAR ENDED MARCH 31, 2013
OPERATIONS:
Net investment income (loss)	$5,292,064	$12,949,898
Net realized gain from investment transactions	3,441,276	1,637,852
Net unrealized appreciation/depreciation during the period on investments and translation of assets and liabilities in foreign currencies	813,653	6,498,064

Net increase in net assets resulting from operations	9,546,993	21,085,814

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(5,305,984)	(14,510,847)
Net realized gain from investment transactions	—	(205,850)

Total distributions to shareholders	(5,305,984)	(14,716,697)

CAPITAL SHARE TRANSACTIONS:
Shares sold	46,353,844	128,956,078
Shares issued in merger	—	—
Reinvested dividends and distributions	3,437,181	9,918,863

Shares issued	49,791,025	138,874,941
Redemptions	(40,663,666)	(139,957,614)
Redemption fees (Note 5)	83,781	55,203

Shares repurchased	(40,579,885)	(139,902,411)

Net increase (decrease) from capital share transactions	9,211,140	(1,027,470)

Total increase (decrease) in net assets	13,452,149	5,341,647

NET ASSETS:
Beginning of period	261,112,249	255,770,602

End of period	$274,564,398	$261,112,249

Undistributed (distribution in excess of) net investment income at end of year	$(488,231)	$(474,311)

Fund share transactions:
Shares sold	3,926,033	11,344,939
Shares issued in merger	—	—
Reinvested dividends and distributions	291,296	871,759

	4,217,329	12,216,698
Shares repurchased	(3,451,011)	(12,283,531)

Net increase (decrease) in fund shares	(766,318)	(66,833)

The accompanying notes are an integral part of these financial statements.

BUFFALO INTERNATIONAL FUND		BUFFALO LARGE CAP FUND		BUFFALO MID CAP FUND		BUFFALO SMALL CAP FUND
SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	YEAR ENDED MARCH 31, 2013	SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	YEAR ENDED MARCH 31, 2013	SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	YEAR ENDED MARCH 31, 2013	SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	YEAR ENDED MARCH 31, 2013

$898,566	$327,807	$33,775	$101,488	$(776,564)	$437,136	$(3,292,573)	$(8,614,139)
480,695	1,738,698	2,567,509	2,510,577	64,115,135	30,259,276	113,087,858	391,422,606
6,440,338	4,383,091	812,324	(264,267)	18,299,725	(8,407,055)	582,772,514	24,774,097

7,819,599	6,449,596	3,413,608	2,347,798	81,638,296	22,289,357	692,567,799	407,582,564

—	(322,407)	—	(205,803)	—	(461,541)	—	—
—	—	—	(1,976,302)	—	(27,740,501)	—	(168,173,650)

—	(322,407)	—	(2,182,105)	—	(28,202,042)	—	(168,173,650)

55,575,400	10,883,059	2,075,138	3,747,644	53,427,435	128,061,614	315,940,402	671,192,316
—	22,978,843	—	—	—	—	—	—
—	291,324	—	2,158,669	—	27,422,379	—	159,693,624

55,575,400	34,153,226	2,075,138	5,906,313	53,427,435	155,483,993	315,940,402	830,885,940
(7,010,055)	(4,585,714)	(2,618,782)	(15,715,438)	(150,161,780)	(258,976,997)	(421,882,239)	(694,844,702)
598	596	863	5,591	6,266	17,188	19,253	33,344

(7,009,457)	(4,585,118)	(2,617,919)	(15,709,847)	(150,155,514)	(258,959,809)	(421,862,986)	(694,811,358)

48,565,943	29,568,108	(542,781)	(9,803,534)	(96,728,079)	(103,475,816)	(105,922,584)	136,074,582

56,385,542	35,695,297	2,870,827	(9,637,841)	(15,089,783)	(109,388,501)	586,645,215	375,483,496

106,500,181	70,804,884	28,352,061	37,989,902	625,178,198	734,566,699	3,144,179,190	2,768,695,694

$162,885,723	$106,500,181	$31,222,888	$28,352,061	$610,088,415	$625,178,198	$3,730,824,405	$3,144,179,190

$800,950	$(97,616)	$33,847	$72	$(1,426,875)	$(650,311)	$(3,292,573)	$—

5,223,188	1,139,649	86,712	181,399	2,082,994	7,540,213	9,198,254	23,292,680
—	2,230,956	—	—	—	—	—	—
—	29,576	—	105,404	—	1,608,350	—	5,689,121

5,223,189	3,400,181	86,712	286,803	2,082,994	9,148,563	9,198,254	28,981,801
(660,275)	(480,214)	(113,542)	(752,037)	(7,832,555)	(15,228,929)	(12,431,585)	(24,317,024)

4,562,913	2,919,967	(26,830)	(465,234)	(5,029,561)	(6,080,366)	(3,233,331)	4,664,777

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestement of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO DISCOVERY FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)		YEARS ENDED MARCH 31,
			2013(3)	2012	2011		2010		2009

Net asset value, beginning of year	$17.08		$16.96	$16.28	$13.76		$8.55		$11.41

Income from investment operations:
Net investment income (loss)	(0.04)		0.02	(0.07)	(0.05	)(1)	(0.03	)(1)	(0.02)
Net gains (losses) on securities (both realized and unrealized)	2.92		1.32	1.74	2.89		5.24		(2.64)

Total from investment operations	2.88		1.34	1.67	2.84		5.21		(2.66)

Less distributions:
Dividends from net investment income	—		(0.03)	—	—		—		—
Distributions from capital gains	—		(1.19)	(0.99)	(0.32)		—		(0.20)

Total distributions	—		(1.22)	(0.99)	(0.32)		—		(0.20)

Paid-in capital from redemption fees(2) (Note 5)	—		—	—	—		—		—

Net asset value, end of year	$19.96		$17.08	$16.96	$16.28		$13.76		$8.55

Total return*	16.86%		8.46%	11.50%	20.77%		60.94%		(23.85% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$550,589		$515,429	$416,772	$364,188		$229,814		$102,480
Ratio of expenses to average net assets**	1.01%		1.01%	1.01%	1.02%		1.02%		1.03%
Ratio of net investment income (loss) to average net assets**	(0.40%	)	0.09%	(0.46% )	(0.33%	)	(0.22%	)	(0.24% )
Portfolio turnover rate*	18%		53%	52%	38%		35%		51%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.
(3)	Effective June 29, 2012, the Fund name was changed to Buffalo Discovery Fund. Prior to June 29, 2012, the Fund was known as the Buffalo Science & Technology Fund.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO DIVIDEND FOCUS FUND

Condensed data for a share of capital stock outstanding throughout the period.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	FOR THE PERIOD FROM DECEMBER 3, 2012 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2013

Net asset value, beginning of period	$10.55	$10.00

Income from investment operations:
Net investment income	0.08	0.01
Net gains on securities (both realized and unrealized)	0.74	0.55

Total from investment operations	0.82	0.56

Less distributions:
Dividends from net investment income	(0.08)	(0.01)
Distributions from capital gains	—	—

Total distributions	(0.08)	(0.01)

Paid-in capital from redemption fees (Note 5)(1)	—	—

Net asset value, end of period	$11.29	$10.55

Total return*	7.77%	5.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,513	$13,802
Ratio of expenses to average net assets**	0.96%	1.61%
Ratio of net investment income to average net assets**	1.47%	0.59%
Portfolio turnover rate*	58%	8%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestement of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO EMERGING OPPORTUNITIES FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)		YEARS ENDED MARCH 31,
			2013		2012		2011		2010		2009

Net asset value, beginning of year	$13.86		$11.71		$10.24		$8.18		$4.40		$8.45

Income from investment operations:
Net investment loss	(0.03)		(0.05)		(0.09)		(0.07	)(1)	—		(0.07)
Net gains (losses) on securities (both realized and unrealized)	4.30		2.20		1.56		2.13		3.78		(3.49)

Total from investment operations	4.27		2.15		1.47		2.06		3.78		(3.56)

Less distributions from capital gains	—		—		—		—		—		(0.49)

Paid-in capital from redemption fees(2) (Note 5)	—		—		—		—		—		—

Net asset value, end of year	$18.13		$13.86		$11.71		$10.24		$8.18		$4.40

Total return*	30.81%		18.36%		14.36%		25.18%		85.91%		(42.64% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$327,898		$92,959		$40,981		$31,319		$22,679		$14,017
Ratio of expenses to average net assets**	1.47%		1.50%		1.51%		1.53%		1.54%		1.55%
Ratio of net investment loss to average net assets**	(1.30%	)	(0.69%	)	(0.99%	)	(0.82%	)	(1.10%	)	(1.01% )
Portfolio turnover rate*	6%		21%		31%		30%		28%		31%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestement of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO FLEXIBLE INCOME FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	YEARS ENDED MARCH 31,
		2013	2012(2)	2011	2010	2009

Net asset value, beginning of year	$13.54	$12.39	$11.76	$10.61	$7.89	$11.38

Income from investment operations:
Net investment income	0.15	0.37	0.41	0.33	0.35	0.38
Net gains (losses) on securities (both realized and unrealized)	0.27	1.20	0.63	1.15	2.72	(3.49)

Total from investment operations	0.42	1.57	1.04	1.48	3.07	(3.11)

Less distributions:
Dividends from net investment income	(0.14)	(0.42)	(0.41)	(0.33)	(0.35)	(0.38)
Distributions from capital gains	—	—	—	—	—	—

Total distributions	(0.14)	(0.42)	(0.41)	(0.33)	(0.35)	(0.38)

Paid-in capital from redemption fees(1) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$13.82	$13.54	$12.39	$11.76	$10.61	$7.89

Total return*	3.07%	12.96%	9.15%	14.27%	39.32%	(27.75% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$1,187,811	$862,681	$377,851	$184,454	$154,312	$113,692
Ratio of expenses to average net assets**	1.01%	1.02%	1.01%	1.02%	1.03%	1.03%
Ratio of net investment income to average net assets**	2.11%	2.89%	3.49%	2.98%	3.55%	3.85%
Portfolio turnover rate*	9%	25%	19%	26%	12%	14%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.
(2)	Effective July 29, 2011, the Fund name was changed to Buffalo Flexible Income Fund. Prior to July 29, 2011, the Fund was known as the Buffalo Balanced Fund.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestement of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO GROWTH FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	YEARS ENDED MARCH 31,
		2013	2012	2011	2010(1)	2009

Net asset value, beginning of year	$29.53	$27.93	$26.15	$21.87	$14.29	$20.85

Income from investment operations:
Net investment income	0.07	0.15	0.06	0.07	0.10	0.10
Net gains (losses) on securities (both realized and unrealized)	4.50	1.57	2.17	4.28	7.58	(6.48)

Total from investment operations	4.57	1.72	2.23	4.35	7.68	(6.38)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.01)	(0.06)	(0.10)	(0.11)
Distributions from capital gains	—	—	(0.44)	(0.01)	—	(0.07)
Return of capital	—	—	—	—	— (2)	—

Total distributions	—	(0.12)	(0.45)	(0.07)	(0.10)	(0.18)

Paid-in capital from redemption fees(2) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$34.10	$29.53	$27.93	$26.15	$21.87	$14.29

Total return*	15.48%	6.20%	8.78%	19.88%	53.80%	(30.70% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$554,321	$493,659	$507,136	$320,113	$105,087	$68,221
Ratio of expenses to average net assets**	0.91%	0.91%	0.92%	0.99%	1.03%	1.05%
Ratio of net investment income to average net assets**	0.43%	0.51%	0.27%	0.27%	0.51%	0.53%
Portfolio turnover rate*	19%	44%	46%	47%	30%	51%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Effective July 31, 2009, the Fund name was changed to Buffalo Growth Fund. Prior to July 31, 2009, the Fund was known as the Buffalo USA Global Fund.
(2)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestement of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO HIGH YIELD FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	YEARS ENDED MARCH 31,
		2013	2012	2011	2010	2009

Net asset value, beginning of year	$11.67	$11.40	$11.45	$10.88	$8.20	$10.40

Income from investment operations:
Net investment income	0.23	0.55	0.66	0.64	0.63	0.70
Net gains (losses) on securities (both realized and unrealized)	0.19	0.35	(0.03)	0.56	2.68	(2.10)

Total from investment operations	0.42	0.90	0.63	1.20	3.31	(1.40)

Less distributions:
Dividends from net investment income	(0.23)	(0.62)	(0.68)	(0.63)	(0.63)	(0.72)
Distributions from capital gains	—	(0.01)	—	—	—	(0.08)

Total distributions	(0.23)	(0.63)	(0.68)	(0.63)	(0.63)	(0.80)

Paid-in capital from redemption fees(1) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$11.86	$11.67	$11.40	$11.45	$10.88	$8.20

Total return*	3.66%	8.20%	5.86%	11.35%	40.96%	(13.64% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$274,564	$261,112	$255,771	$228,976	$172,240	$95,346
Ratio of expenses to average net assets**	1.01%	1.01%	1.02%	1.02%	1.02%	1.03%
Ratio of net investment income to average net assets**	3.95%	4.85%	5.89%	5.75%	6.31%	7.08%
Portfolio turnover rate*	22%	32%	21%	25%	41%	7%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestement of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO INTERNATIONAL FUND

Condensed data for a share of capital stock outstanding throughout the period.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	YEARS ENDED MARCH 31,
		2013(1)(3)	2012	2011	2010	2009

Net asset value, beginning of period	$10.28	$9.52	$9.79	$8.70	$5.31	$9.37

Income from investment operations:
Net investment income	0.06	0.04	0.05	0.06	0.05	0.08
Net gains (losses) on securities (both realized and unrealized)	0.58	0.76	(0.27)	1.08	3.40	(4.04)

Total from investment operations	0.64	0.80	(0.22)	1.14	3.45	(3.96)

Less distributions:
Dividends from net investment income	—	(0.04)	(0.05)	(0.05)	(0.05)	(0.06)
Distributions from capital gains	—	—	—	—	—	(0.01)
Return of capital	—	—	—	—	(0.01)	(0.03)

Total distributions	—	(0.04)	(0.05)	(0.05)	(0.06)	(0.10)

Paid-in capital from redemption fees(2) (Note 5)	—	—	—	—	—	—

Net asset value, end of period	$10.92	$10.28	$9.52	$9.79	$8.70	$5.31

Total return*	6.23%	8.44%	(2.20% )	13.09%	65.00%	(42.76% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$162,886	$106,500	$70,805	$54,735	$29,960	$13,632
Ratio of expenses to average net assets**	1.07%	1.09%	1.14%	1.17%	1.22%	1.20%
Ratio of net investment income to average net assets**	1.44%	0.42%	0.58%	0.38%	0.61%	0.97%
Portfolio turnover rate*	12%	23%	29%	35%	38%	26%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Effective end of business January 25, 2013, the Buffalo China Fund was reorganized into the Buffalo International Fund.
(2)	Less than $0.01 per share.
(3)

During the year ended March 31, 2013, the Fund incurred $17.3 million in purchases associated with the transfer of assets of the Buffalo China Fund, which merged into the Fund on January 25, 2013. The purchases were excluded from portfolio turnover calculation. Activity after January 25, 2013 reflects the Funds’ combined operations.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestement of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO LARGE CAP FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	YEARS ENDED MARCH 31,
		2013	2012	2011	2010	2009

Net asset value, beginning of year	$21.89	$21.58	$20.96	$18.60	$11.66	$19.68

Income from investment operations:
Net investment income	0.03	0.08	0.04	0.04	0.05	0.04
Net gains (losses) on securities (both realized and unrealized)	2.70	1.79	0.74	2.38	6.93	(6.14)

Total from investment operations	2.73	1.87	0.78	2.42	6.98	(6.10)

Less distributions:
Dividends from net investment income	—	(0.15)	(0.04)	(0.06)	(0.04)	—
Distributions from capital gains	—	(1.41)	(0.12)	—	—	(1.92)

Total distributions	—	(1.56)	(0.16)	(0.06)	(0.04)	(1.92)

Paid-in capital from redemption fees(1) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$24.62	$21.89	$21.58	$20.96	$18.60	$11.66

Total return*	12.47%	9.17%	3.84%	13.04%	59.85%	(34.35% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$31,223	$28,352	$37,990	$36,072	$36,765	$21,320
Ratio of expenses to average net assets**	0.98%	0.97%	0.96%	1.04%	1.08%	1.09%
Ratio of net investment income to average net assets**	0.23%	0.33%	0.17%	0.19%	0.35%	0.23%
Portfolio turnover rate*	19%	49%	59%	28%	35%	27%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestement of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO MID CAP FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)		YEARS ENDED MARCH 31,
			2013	2012	2011		2010		2009

Net asset value, beginning of year	$17.94		$17.95	$17.25	$14.89		$9.27		$12.86

Income from investment operations:
Net investment loss	(0.03)		0.01	(0.06)	(0.04	)(1)	(0.05	)(1)	(0.03)
Net gains (losses) on securities (both realized and unrealized)	2.55		0.78	1.08	2.40		5.67		(3.38)

Total from investment operations	2.52		0.79	1.02	2.36		5.62		(3.41)

Less distributions:
Dividends from net investment income	—		(0.01)	—	—		—		—
Distributions from capital gains	—		(0.79)	(0.32)	—		—		(0.18)

Total distributions	—		(0.80)	(0.32)	—		—		(0.18)

Paid-in capital from redemption fees(2) (Note 5)	—		—	—	—		—		—

Net asset value, end of year	$20.46		$17.94	$17.95	$17.25		$14.89		$9.27

Total return*	14.05%		4.67%	6.22%	15.85%		60.63%		(26.96% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$610,088		$625,178	$734,567	$754,587		$469,929		$193,720
Ratio of expenses to average net assets**	1.01%		1.01%	1.01%	1.02%		1.02%		1.02%
Ratio of net investment income (loss) to average net assets**	(0.25%	)	0.07%	(0.34% )	(0.23%	)	(0.43%	)	(0.26% )
Portfolio turnover rate*	24%		31%	31%	21%		12%		17%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestement of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO SMALL CAP FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)		YEARS ENDED MARCH 31,
			2013	2012		2011		2010	2009

Net asset value, beginning of year	$30.93		$28.54	$27.69		$24.90		$16.21	$20.48

Income from investment operations:
Net investment income (loss)	(0.03)		(0.09)	—	(2)	(0.10	)(1)	(0.01)	0.04
Net gains (losses) on securities (both realized and unrealized)	7.00		4.20	0.91		2.89		8.73	(3.55)

Total from investment operations	6.97		4.11	0.91		2.79		8.72	(3.51)

Less distributions:
Dividends from net investment income	—		—	—		—		(0.03)	—
Distributions from capital gains	—		(1.72)	(0.06)		—		—	(0.76)
Return of capital	—		—	—		—		— (2)	—

Total dividends and distributions	—		(1.72)	(0.06)		—		(0.03)	(0.76)

Paid-in capital from redemption fees(2) (Note 5)	—		—	—		—		—	—

Net asset value, end of year	$37.90		$30.93	$28.54		$27.69		$24.90	$16.21

Total return*	22.53%		15.02%	3.31%		11.20%		53.80%	(18.00% )

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$3,730,824		$3,144,179	$2,768,696		$3,157,445		$2,931,836	$1,257,265
Ratio of expenses to average net assets**	1.00%		1.00%	1.00%		1.01%		1.01%	1.01%
Ratio of net investment income (loss) to average net assets**	(0.19%	)	(0.31% )	(0.00%	)(3)	(0.40%	)	(0.51% )	0.22%
Portfolio turnover rate*	7%		34%	24%		16%		9%	15%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.
(3)	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

    Notes to Financial Statements

September 30, 2013 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES:

The Buffalo Funds (comprised of the Buffalo Discovery Fund, Buffalo Dividend Focus Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Emerging Opportunities Fund (fka Buffalo Micro Cap Fund), Buffalo Mid Cap Fund, and Buffalo Small Cap Fund) (the “Funds”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate fund.

The investment objective of the Buffalo Discovery Fund, Buffalo Growth Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Emerging Opportunities Fund, Buffalo Mid Cap Fund and Buffalo Small Cap Fund is long-term growth of capital.

The investment objectives of the Buffalo Flexible Income Fund and Buffalo Dividend Focus Fund are the generation of high current income and, as a secondary objective, the long-term growth of capital.

The investment objective of the Buffalo High Yield Fund is current income, with long-term growth of capital as a secondary objective.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION — Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (NAV) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of September 30, 2013, the Buffalo High Yield Fund held one fair valued security, with a market value of $0 or 0.00% of total net assets. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (NYSE).

Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 — Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in Note 9 — Foreign Investment Risk, to the financial statements.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of September 30, 2013. These assets are measured on a recurring basis.

BUFFALO DISCOVERY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$540,835,489	$—	$—	$540,835,489
Short Term Investment	10,251,137	—	—	10,251,137

Total*	$551,086,626	$—	$—	$551,086,626

BUFFALO DIVIDEND FOCUS FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$12,049,901	$—	$—	$12,049,901
REITS	106,200	—	—	106,200
Short Term Investments	2,221,570	—	—	2,221,570

Total*	$14,377,671	$—	$—	$14,377,671

BUFFALO EMERGING OPPORTUNITIES FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$297,128,482	$—	$—	$297,128,482
Short Term Investments	29,499,968	—	—	29,499,968

Total*	$326,628,450	$—	$—	$326,628,450

BUFFALO FLEXIBLE INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$612,775,548	$—	$—	$612,775,548
REITS	12,419,355	—	—	12,419,355
Convertible Bonds	—	76,402,969	—	76,402,969
Corporate Bonds	—	209,696,170	—	209,696,170
Short Term Investments	267,662,627	—	—	267,662,627

Total*	$892,857,530	$286,099,139	$—	$1,178,956,669

Written Options	$(748,339)	$(90,875)	$—	$(839,214)

BUFFALO GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$536,513,807	$—	$—	$536,513,807
Short Term Investment	24,503,391	—	—	24,503,391

Total*	561,017,198	$—	$—	$561,017,198

    Notes to Financial Statements

September 30, 2013 (Unaudited)

(Continued)

BUFFALO HIGH YIELD FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$11,607,304	$—	$—	$11,607,304
Convertible Preferred Stocks	2,681,266	3,247,500	—	5,928,766
Preferred Stocks	—	3,465,151	—	3,465,151
Convertible Bonds	—	47,811,414	—	47,811,414
Corporate Bonds	—	148,265,269	—	148,265,269
Short Term Investments	58,123,900	—	—	58,123,900

Total*	$72,412,470	$202,789,334	$—	$275,201,804

BUFFALO INTERNATIONAL FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$144,356,816	—	$—	$144,352,313
Preferred Stocks	2,950,409	—	—	2,950,409
Rights	4,503			4,503
Short Term Investment	13,136,320	—	—	13,136,320

Total*	$160,443,545	$—	$—	$160,443,545

BUFFALO LARGE CAP FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$29,740,410	—	—	$29,740,410
Short Term Investment	1,477,867	—	—	1,477,867

Total*	$31,218,277	$—	$—	$31,218,277

BUFFALO MID CAP FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$594,022,379	$—	$—	$594,022,379
Short Term Investment	25,404,686	—	—	25,404,686

Total*	$619,427,065	$—	$—	$619,427,065

BUFFALO SMALL CAP FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$3,644,603,558	$—	$—	$3,644,603,558
Short Term Investment	90,081,980	—	—	90,081,980

Total*	$3,734,685,538	$—	$—	$3,734,685,538

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Buffalo Discovery, Buffalo Dividend Focus Fund, Buffalo Emerging Opportunities Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo International, Buffalo Large Cap Fund, Buffalo Mid Cap Fund and Buffalo Small Cap Fund. The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

B. FEDERAL INCOME TAXES — Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. Therefore, no federal income tax provision has been provided.

The Funds have analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Open tax years include the tax years ended March 31, 2010 through March 31, 2013. The Funds have no examinations in progress.

At March 31, 2013, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as other expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

C. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

D. DISTRIBUTIONS TO SHAREHOLDERS — Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. Generally Accepted Accounting Principles (GAAP). These differences are primarily due to differing treatments for premium amortization on debt securities and deferral of late year and wash sale losses.

E. USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

F. FOREIGN CURRENCY TRANSLATION — Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

G. PURCHASED AND WRITTEN OPTION CONTRACTS — Certain of the Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which a Fund’s net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value. The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with the Funds’ investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds. See Note 8 for written option activity.

H. INDEMNIFICATIONS — Under the Funds’ organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2. FEDERAL TAX MATTERS:

The tax character of distributions paid during the six months ended September 30, 2013 and the year ended March 31, 2013 was as follows:

	SIX MONTHS ENDED SEPTEMBER 30, 2013		YEAR ENDED MARCH 31, 2013
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS*	ORDINARY INCOME	LONG-TERM CAPITAL GAINS*
Buffalo Discovery Fund	—	—	849,449	31,647,443
Buffalo Dividend Focus Fund	101,325	—	19,350	—
Buffalo Emerging Opportunities Fund	—	—	—	—
Buffalo Flexible Income Fund	10,544,100	—	19,534,086	110,036
Buffalo Growth Fund	—	—	2,159,726	—
Buffalo High Yield Fund	5,305,984	—	14,510,847	205,850
Buffalo International Fund	—	—	322,407	—
Buffalo Large Cap Fund	—	—	205,803	1,976,302
Buffalo Mid Cap Fund	—	—	439,181	27,762,861
Buffalo Small Cap Fund	—	—	25,955,358	142,218,292

*	The Funds designate as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3)(c), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gain to zero.

Total distributions paid differ from the Statements of Changes in Net Assets due primarily to the recharacterization of short-term capital gain distributions to ordinary distributions for tax purposes.

    Notes to Financial Statements

September 30, 2013 (Unaudited)

(Continued)

Additionally, U.S. Generally Accepted Accounting Principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2013, the following table shows the reclassifications made:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
Buffalo Discovery Fund	$324,988	$(324,988)	$—
Buffalo Dividend Focus Fund	—	—	—
Buffalo Emerging Opportunities Fund	250,417	—	(250,417)
Buffalo Flexible Income Fund	2,170,237	(2,169,875)	(362)
Buffalo Growth Fund	—	—	—
Buffalo High Yield Fund	349,616	(349,616)	—
Buffalo International Fund	(67,546)	(4,673,558)	4,741,104
Buffalo Large Cap Fund	45,615	(45,615)	—
Buffalo Mid Cap Fund	22,360	(22,360)	—
Buffalo Small Cap Fund	8,614,139	(8,614,139)	—

The permanent differences primarily relate to foreign currency adjustments, sale on discount bonds/CPDIs and net operating losses.

As of March 31, 2013, the components of accumulated earnings (losses) for income tax purposes were as follows:

	BUFFALO DISCOVERY FUND	BUFFALO DIVIDEND FOCUS FUND	BUFFALO EMERGING OPPORTUNITIES FUND	BUFFALO FLEXIBLE INCOME FUND	BUFFALO GROWTH FUND
Tax cost of Investments(a)	$416,004,232	$13,423,217	$71,836,329	$756,150,502	$405,991,183

Unrealized Appreciation	115,612,217	745,552	24,570,341	106,598,826	97,813,603
Unrealized Depreciation	(17,080,658)	(168,555)	(2,603,771)	(9,019,164)	(10,407,170)

Net unrealized appreciation	98,531,559	576,997	21,966,570	97,579,662	87,406,433

Undistributed Ordinary Income	—	61,827	—	—	1,520,070
Undistributed Long Term Capital Gain	6,811,245	—	—	1,703,025	7,766,934

Distributable earnings	6,811,245	61,827	—	1,703,025	9,287,004

Other accumulated gain/(loss)	(236,044)	4,282	(2,441,794)	(184,885)	—

Total accumulated gain/(loss)	105,106,760	643,106	19,524,776	99,097,802	96,693,437

	BUFFALO HIGH YIELD FUND	BUFFALO INTERNATIONAL FUND	BUFFALO LARGE CAP FUND	BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND
Tax cost of Investments(a)	$235,144,667	$79,456,871	$22,168,349	$471,712,219	$2,173,471,514

Unrealized Appreciation	23,674,655	18,863,036	7,786,457	163,191,695	1,104,403,974
Unrealized Depreciation	(1,893,166)	(4,031,275)	(563,303)	(9,877,008)	(109,757,479)

Net unrealized appreciation	21,781,489	14,831,761	7,223,154	153,314,687	994,646,495

Undistributed Ordinary Income	456,113	—	101,488	—	5,368,830
Undistributed Long Term Capital Gain	248,522	—	2,127,285	18,937,654	151,509,883

Distributable earnings	704,635	—	2,228,773	18,937,654	156,878,713

Other accumulated gain/(loss)	—	(10,139,562)	(28,267)	(650,311)	—

Total accumulated gain/(loss)	22,486,124	4,692,199	9,423,660	171,602,030	1,151,525,208

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales, premium amortization, Trust Preferred Instrument & Contingent Payment Debt Instrument adjustments and publicly traded partnership investments.

(a)	Represents cost for federal income tax purposes and may differ from the cost for financial reporting purposes.

The following Funds utilized the amounts below of prior year capital loss carryover in the year ended March 31, 2013.

Buffalo Emerging Opportunities Fund	2,558,114
Buffalo Flexible Income Fund	2,093,529
Buffalo Growth Fund	1,921,701
Buffalo High Yield Fund	771,095
Buffalo International Fund	1,655,707
Buffalo Small Cap Fund	57,756,104

The Buffalo International Fund had capital loss carryover of $6,571,806 expire in the year ended March 31, 2013.

As of March 31, 2013, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

BUFFALO INTERNATIONAL FUND
MONTH/YEAR REALIZED	MONTH/YEAR EXPIRING	ST	LT
March-09	March-17	3,501,293	N/A
March-10	March-18	3,819,804	N/A
March-13	Unlimited	2,716,450	36,063

	Totals	10,037,547	36,063

BUFFALO EMERGING OPPORTUNITIES FUND
MONTH/YEAR REALIZED	MONTH/YEAR EXPIRING	ST	LT
March-10	March-18	2,191,739	N/A

	Totals	2,191,739	—

RIC Modernization Act — On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforward will retain their characteristics as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulations.

At March 31, 2013, the following Funds deferred, on a tax basis, qualified late year losses, consisting of ordinary late year losses and post-October capital losses, as follows:

	LATE YEAR ORDINARY LOSSES	POST OCTOBER CAPITAL LOSSES
Buffalo Discovery Fund	$236,044	$—
Buffalo Emerging Opportunities Fund	$250,055	$—
Buffalo International Fund	$49,449	$—
Buffalo Mid Cap Fund	$650,311	$—

For the year ended March 31, 2013, the Buffalo International Fund earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

BUFFALO INTERNATIONAL FUND
COUNTRY	GROSS DIVIDEND PER SHARE	TAXES WITHHELD PER SHARE
Bermuda	$51,655	$—
Brazil	134,259	3,533
Canada	11,674	1,751
Switzerland	112,859	10,877
Chile	34,236	11,437
Germany	197,372	29,606
Spain	35,562	5,334
France	204,119	30,468
Hong Kong	20,963	1,503
Israel	16,825	3,197
India	7,008	—
Italy	3,589	538
Jersey	15,114	—
Japan	25,790	1,811
Cayman Islands	43,594	—
Luxembourg	64,260	9,639
Mexico	12,560	—
Netherlands	55,210	8,281
Norway	13,188	1,978
Sweden	25,098	3,765
Taiwan	41,918	8,385

Total	$1,126,853	$132,103

    Notes to Financial Statements

September 30, 2013 (Unaudited)

(Continued)

3. RELATED PARTY TRANSACTIONS:

Management fees are paid to Kornitzer Capital Management, Inc. (“KCM”) at the rate of 1.00% per annum of the average daily net asset values of the Funds, except for the Buffalo Emerging Opportunities Fund, Buffalo Dividend Focus Fund, Buffalo Growth Fund and Buffalo Large Cap Fund which have a management fee rate of 1.45%, 0.90%, 0.90% and 0.90%, respectively. The management fees are for services which include the costs of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian (except for the additional cost of maintaining custody of assets in foreign jurisdictions, when compared to domestic custody costs), independent registered public accounting firm and legal counsel; fees and expenses of officers, trustees and other personnel; rent; shareholder services; and other items incidental to corporate administration. Pursuant to a Master Services Agreement with U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), KCM pays U.S. Bancorp a fee of 30/100 of 1% (0.30%) of each Fund’s average daily net assets out of the fees KCM receives from the Funds, except for the Buffalo Growth Fund and the Buffalo Large Cap Fund, where U.S. Bancorp receives 25/100 of 1% (0.25%). U.S. Bancorp provides or obtains various operational services required by the Funds, pays various Fund expenses and acts as paying agent to compensate other Fund service providers. Some of the other Fund service providers are affiliates of U.S. Bancorp.

The management fees do not include the cost of acquiring and disposing of portfolio securities, taxes, if any, imposed directly on the Funds and their shares, insurance, certain trustee expenses and the cost of qualifying the Funds’ shares for sale in any jurisdiction. Certain officers and a trustee of the Funds are also officers and/or directors of KCM.

A trustee of the Funds is affiliated with U.S. Bancorp and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds, as described above.

4. AGGREGATE COMPENSATION TO TRUSTEES:

The Funds do not directly compensate any of their trustees. U.S. Bancorp pays trustee fees to non-interested Board members from its share of the management fee that it receives from KCM. The aggregate compensation paid to the Funds’ non-interested trustees for their service on the Funds’ Boards for the period ended September 30, 2013 was $88,250. Interested trustees who are affiliated with either KCM or the Funds’ service providers do not receive any compensation from the Funds, but are compensated directly by the advisor or service provider in connection with their employment with those entities.

5. REDEMPTION FEE:

Shares of the Buffalo Flexible Income Fund, Buffalo International Fund, Buffalo Dividend Focus Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund, Buffalo Discovery Fund and Buffalo Growth Fund sold or exchanged within 60 days of their purchase and shares of the Buffalo High Yield Fund, Buffalo Emerging Opportunities Fund and Buffalo Small Cap Fund sold or exchanged within 180 days of their purchase are subject to a redemption fee of 2.00% of the value of the shares sold or exchanged. The Funds will employ the “first in, first out” method to calculate the 60-day or 180-day holding period. The redemption fee is retained by the Funds and will help pay transaction and tax costs that long-term investors may bear when the Funds realize capital gains as a result of selling securities to meet investor redemptions.

6. INVESTMENT TRANSACTIONS:

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the six months ended September, 2013, were as follows:

	BUFFALO DISCOVERY FUND	BUFFALO DIVIDEND FOCUS FUND	BUFFALO EMERGING OPPORTUNITIES FUND	BUFFALO FLEXIBLE INCOME FUND	BUFFALO GROWTH FUND
Purchases	$94,574,526	$8,978,840	$176,058,294	$346,406,027	$98,521,121
Proceeds from Sales	$140,441,235	$7,851,533	$9,988,613	$92,889,824	$124,105,449
	BUFFALO HIGH YIELD FUND	BUFFALO INTERNATIONAL FUND	BUFFALO LARGE CAP FUND	BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND
Purchases	$56,150,556	$62,164,144	$5,652,556	$147,423,306	$245,803,177
Proceeds from Sales	$63,818,503	$14,809,730	$7,990,526	$249,302,319	$356,952,381

There were no purchases or sales of long-term U.S. government securities for any Funds during the six months ended September 30, 2013.

7. TRANSACTIONS WITH AFFILIATES:*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Buffalo International Fund and the Buffalo Small Cap Fund as of September 30, 2013 amounted to $1,304,638 and $420,591,359, respectively, representing 0.80% and 11.27% of net assets, respectively. There were no affiliated companies held in any other Funds. A summary of affiliated transactions for each company which is an affiliate at September 30, 2013 or was an affiliate during the period ended September 30, 2013 is as follows:

BUFFALO INTERNATIONAL FUND
	SIHUAN PHARMACEUTICAL HOLDINGS GROUP LTD.	TOTAL
March 31, 2013 Balance
Shares	—	—
Cost	$—	$—
Gross Additions
Shares	1,643,250	—
Cost	$1,012,759	$1,012,759
Gross Deductions
Shares	—	—
Cost	$—	$—
September 30, 2013 Balance
Shares	1,902,000	—
Cost	$1,159,917	$1,159,917

Realized gain (loss)	$—	$—

Investment income	$27,201	$27,201

BUFFALO SMALL CAP FUND
	ADTRAN, INC.	DEALERTRACK HOLDINGS INC.	DICE HOLDINGS INC.	INTERNAP NETWORK SERVICES CORP.	LOGMEIN, INC.	OXFORD INDUSTRIES, INC.	REALD INC.	TOTAL
March 31, 2013 Balance
Shares	4,855,908	2,490,350	3,299,725	3,398,450	1,893,450	1,039,975	2,549,300	—
Cost	$101,810,587	$40,110,168	$38,056,552	$47,327,405	$56,650,303	$28,175,061	$40,070,877	$352,200,953
Gross Additions
Shares	—	—	—	—	135,000	—	—	—
Cost	$—	$—	$—	$—	$2,442,309	$—	$—	$2,442,309
Gross Deductions
Shares	—	—	98,400	—	—	—	74,200	—
Cost	$—	$—	$1,374,364	$—	$—	$—	$1,830,533	$3,204,897
September 30, 2013 Balance
Shares	4,855,908	2,490,350	3,201,325	3,398,450	2,028,450	1,039,975	—	—
Cost	$101,810,587	$40,110,168	$36,682,188	$47,327,405	$59,092,612	$28,175,061	$—	$313,198,021

Realized gain (loss)	$—	$—	$(430,304)	$—	$—	$—	$(1,044,682)	$(1,474,986)

Investment income	$874,063	$—	$—	$—	$—	$374,391	$—	$1,248,454

*	As a result of the Buffalo International Fund and the Buffalo Small Cap Fund’s beneficial ownership of common stock of these companies, regulators require that each Fund state that it may be deemed an affiliate of the respective issuer. Each Fund disclaims that the “affiliated persons” are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of an issuer’s outstanding securities).

8. OPTIONS WRITTEN:

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Dividend Focus and the Buffalo Flexible Income Fund are the only Funds that have maintained any positions in derivative instruments or engaged in hedging activities during the six month period ended September 30, 2013.

For additional information regarding derivative instruments and hedging activities of the Buffalo Dividend Focus Fund and Buffalo Flexible Income Fund please refer to Note 1.G to understand how and why the Buffalo Flexible Income Fund uses derivatives.

    Notes to Financial Statements

September 30, 2013 (Unaudited)

(Continued)

The number of option contracts written and the premiums received by the Buffalo Dividend Focus Fund and Buffalo Flexible Income Fund during the six months ended September 30, 2013 were as follows:

BUFFALO DIVIDEND FOCUS FUND
CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2013	112	15,252
Options written	—	—
Options terminated in closing transaction	(112)	(15,252)
Options exercised	—	—
Options expired	—	—

Outstanding, September 30, 2013	—	—

BUFFALO FLEXIBLE INCOME FUND
	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2013	4,183	222,660
Options written	24,118	1,448,078
Options terminated in closing transaction	(2,301)	(239,378)
Options exercised	(1,388)	(108,395)
Options expired	(8,948)	(485,914)

Outstanding, September 30, 2013	15,664	837,051

The following is a summary of the location of derivative investments on the Buffalo Dividend Focus Fund and Buffalo Flexible Income Fund’s Statement of Assets and Liabilities as of September 30, 2013:

DERIVATIVE INVESTMENT TYPE	VALUE
Liability Derivatives
Buffalo Dividend Focus Fund Written Options — equity contracts	$ —
Buffalo Flexible Income Fund Written Options — equity contracts	$839,214

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of September 30, 2013:

DERIVATIVE INVESTMENT TYPE	REALIZED GAIN (LOSS) ON OPTIONS
Liability Derivatives
Buffalo Dividend Focus Fund Written Options — equity contracts	$4,617
Buffalo Flexible Income Fund Written Options — equity contracts	$685,813

DERIVATIVE INVESTMENT TYPE	CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON OPTIONS
Liability Derivatives
Buffalo Dividend Focus Fund Written Options — equity contracts	$(4,282)
Buffalo Flexible Income Fund Written Options — equity contracts	$168,090

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

The following tables present derivative assets and liabilities net of amounts available for offset under MNA and net of related collateral received or pledged, if any, as of September 30, 2013:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES AND SUBJECT TO MASTER NETTING AGREEMENTS (MNA)
Liabilities:				GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF FINANCIAL POSITION
	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF FINANCIAL POSITION	NET AMOUNTS PRESENTED IN THE STATEMENT OF FINANCIAL POSITION	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED/ RECEIVED	NET AMOUNT
Description
Written Options	$839,214	$—	$839,214	$839,214	$—	$—
	$839,214	$—	$839,214	$839,214	$—	$—

9. FOREIGN INVESTMENT RISK:

When the Buffalo International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Buffalo International Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the portfolio holdings and your investment. China has, and may continue to adopt, internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in China. In addition, a country may impose formal or informal currency exchange controls (or “capital controls”). These types of controls may restrict or prohibit the Buffalo International Fund’s ability to repatriate both investment capital and income, which could undermine the value of the portfolio holdings and potentially place the Buffalo International Fund’s assets at risk of total loss.

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

10. SUBSEQUENT EVENTS:

Management has evaluated the events and transactions that have occurred after September 30, 2013 and through the date the financial statements were issued and determined that there were no significant subsequent events that would require adjustment of the financial statements or additional disclosures.

    Notice to Shareholders

September 30, 2013 (Unaudited)

A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor and/or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on these reports include the accuracy of the advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Buffalo Funds have adopted proxy voting policies and procedures that delegate to Kornitzer Capital Management, Inc., the Funds’ investment advisor, the authority to vote proxies. A description of the Buffalo Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

    Privacy Policy

This Privacy Policy has been adopted by the Buffalo Funds. The Funds are each an open-end diversified management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

This Privacy Policy has also been adopted by KCM, an investment advisor registered with the Securities and Exchange Commission that serves as the investment advisor and manager of the Funds.

The Funds and the Advisor are collectively referred to as the “Companies,” “we,” “our” or “us.”

As a part of providing you services and products we collect non-public personally identifiable information (“Personal Information”) about you. Some of this is information you provide and some is obtained from other sources. In some circumstances, a necessary part of providing products and services to you requires that we disclose Personal Information about you to third parties.

We want you to understand how we handle your Personal Information. Please read the Privacy Policy carefully. It has information about our policies for the collection, use, disclosure, and protection of your Personal Information. If you have any questions, you can obtain additional information from the following:

Buffalo Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701 1-800-492-8332

www.buffalofunds.com

Please be aware that we periodically update or revise the Privacy Policy. As methods of doing business change, we reflect any applicable changes in our Privacy Policy. If you are our customer, we will send you an update as and when it occurs.

SALE/DISCLOSURE OF YOUR PERSONAL INFORMATION

We promise that we will not sell your Personal Information to any person.

Also, we will not disclose your Personal Information to any third person aside from the disclosures described below. These disclosures generally relate to marketing or maintaining products or services provided to you.

WHAT INFORMATION DO WE COLLECT?

Personal, Financial and Product Information

To be able to offer, provide and maintain these products and services, the Companies collect a variety of Personal Information about you. The Personal Information we collect will vary depending upon the product or service you select.

The following is a general list of the Personal Information. Not all of the Personal Information will be collected every time you do business with us.

Personal Information

•	Name

•	Address

•	Birthdate

•	Phone number

•	Social Security Number

•	E-mail address

•	Product-Related Personal Information

•	Product Activity History (things you have done with your mutual funds such as deposits, transfers, redemptions, etc.)

GENERAL PRIVACY PROCESSES

How do we collect Personal Information?

We use a variety of methods to collect Personal Information. We collect Personal Information directly from you with paper forms (for example, new account and other administrative forms), over the phone or through facsimile transmissions. We also collect Personal Information from our web site and through other electronic means. We collect some Personal Information through joint marketing programs where we offer a product or service through another financial institution. In some of these instances, you may be considered a customer of both entities.

Who has access to this Personal Information?

Generally, only the Companies’ staff and certain companies working on the Companies’ behalf have access to this Personal Information.

Those Working on Our Behalf

Depending on the product or service you select, there may be a number of third parties that will have access to your Personal Information since they are working on our behalf. This access is necessary because these third parties perform a task or provide administrative services for the product you seek or have purchased from us. If we do not share the Personal Information, we cannot provide you the product or service you requested. In certain cases, affiliates are the entities performing such services on our behalf.

When we share Personal Information with non-affiliated companies working on our behalf, we protect your Personal Information by requiring such companies to adopt our privacy policy or have a policy providing protection similar to ours.

    Privacy Policy

(Continued)

Required Disclosures

Certain Personal Information may also be disclosed to third parties without your consent if disclosure is necessary to comply with: 1) legal processes; 2) to protect the rights, property, or personal safety of the Funds, their shareholders or the public; 3) as part of inspections or examinations conducted by our regulatory agencies; and 4) in other situations required by law.

Joint Marketing

In certain circumstances, the Companies may jointly market a product or service with another financial institution. In these circumstances, we have arranged to offer our products through these entities and their representatives or through electronic systems (for example, the Internet).

The Companies may make other disclosures authorized by law.

Requested Disclosures

We will disclose your Personal Information if you request it to those persons that you designate. Examples of this are to: members of your family; registered investment advisors, attorneys and CPAs who you have retained to advise you in a transaction; and persons whom you have designated to represent you in dealings with us.

What do we do with the Personal Information?

The Companies make use of the Personal Information to provide you with the financial products and services that we offer.

At the point that you cease being a customer, we will maintain your Personal Information and handle it just the same as our current customers.

The Companies restrict access to the Personal Information to those who need to know it for ordinary business purposes. We also maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Personal Information.

What are your options regarding corrections of Personal Information?

Generally, upon your written request, we will make available Personal Information for your review. Please note, Personal Information collected that relates to a disputed claim or legal proceeding will not be made available. If you notify us that the Personal Information is incorrect, we will review it and if we agree, correct our records. If we do not agree, you may submit a short comment, which we will include in future third party disclosures, if any occur, of Personal Information.

BUFFALO FUNDS
1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer has reviewed and evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, the Principal Executive Officer and Principal Financial Officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant’s service providers.

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(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certifications required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Buffalo Funds

By	/s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date	12/3/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date	12/3/13

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